UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2010

Date of reporting period:	September 30, 2010

Item 1.    Reports to Stockholders.

Annual Report

September 30, 2010

Long/short equity fund

Turner Spectrum Fund

U.S. growth equity funds

Turner Concentrated Growth Fund

Turner Core Growth Fund

Turner Emerging Growth Fund

Turner Large Cap Growth Fund

Turner Midcap Growth Fund

Turner New Enterprise Fund

Turner Small Cap Growth Fund

Quantitative equity funds

Turner Quantitative Broad Market Equity Fund

Turner Quantitative Large Cap Value Fund

Global and international equity funds

Turner Global Opportunities Fund

Turner International Core Growth Fund

Core equity fund

Turner Small Cap Equity Fund

Contents

2	Letter to shareholders

6	Total returns of Turner Funds

9	Investment review: Turner Spectrum Fund

10	Investment review: Turner Concentrated Growth Fund

11	Investment review: Turner Core Growth Fund

12	Investment review: Turner Emerging Growth Fund

13	Investment review: Turner Large Cap Growth Fund

14	Investment review: Turner Midcap Growth Fund

15	Investment review: Turner New Enterprise Fund

16	Investment review: Turner Small Cap Growth Fund

17	Investment review: Turner Quantitative Broad Market Equity Fund

18	Investment review: Turner Quantitative Large Cap Value Fund

19	Investment review: Turner Global Opportunities Fund

20	Investment review: Turner International Core Growth Fund

21	Investment review: Turner Small Cap Equity Fund

22	Schedules of investments

54	Financial statements

74	Notes to financial statements

83	Report of independent registered public accounting firm

84	Notice to shareholders

85	Trustees and officers of the Trust

86	Disclosure of fund expenses

Turner Funds

As of September 30, 2010, the Turner Funds offered a series of 13 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $25,000 for the Turner Quantitative Large Cap Value Fund and $100,000 for the Turner Spectrum Fund) for regular accounts and $100,000 (with the exception of $10,000 for the Turner Quantitative Large Cap Value Fund) for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares, and Class C Shares of the Turner Spectrum Fund is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund). Turner Investment Management LLC, a subsidiary of Turner Investment Partners, Inc., serves as the investment adviser for the Turner Small Cap Equity Fund. Turner Investment Partners, Inc., founded in 1990, manages more than $17 billion in stock investments as of September 30, 2010.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our Web site, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2010 ANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

On balance, the stock market in the 21st century has been as underwhelming as our hometown Philadelphia Phillies in the recent National League baseball championship playoffs. In the dreary decade from 2000 to 2009 that we refer to as the Terrible 2000s, the S&P 500 Index uncharacteristically lost 0.95% annualized — an underperformance even worse than the 1930s of the Great Depression. As a result of the Terrible 2000s, the long-term average for stocks since 1926 has eroded to 9.66%, according to Ibbotson Associates. Previously the long-term average had been above 10%.

But as has often been observed, the stock market is what it is. And what the stock market is now, in our judgment, is rebounding from the Terrible 2000s. The bull market that began in March 2009 has started to push stock returns higher, to levels approximating the long-term average. Indeed, in the 12-month period ended September 30, 2010, that's the focus of this report, the S&P 500 generated a 10.16% gain.

During most of the period, macroeconomic events like central-bank actions trumped fundamentals like earnings. The market was especially roiled in the second half of the period by macroeconomic developments such as these: the sovereign-debt crisis in Europe, escalating government-budget deficits in the developed nations, China's slowing economy, the breathless reactions to the Federal Reserve's pronouncements on interest rates, and the possibility of a double-digit recession in the U.S., as reflected in persistently high unemployment, a weak housing market, lackluster consumer spending, and the bad loans still weighing heavily on banks' balance sheets.

Correlations uncommonly high

For us as investment managers, the most significant thing about a market propelled by macroeconomic forces was that stocks — whether of low or high quality, whether with weak or strong earnings — tended to move in lock step. For instance, in mid-August, the correlation of stocks in the S&P 500 Index reached 74%, compared with a correlation of just 27% between 2000 and 2006, according to Barclays Capital. Such unusually high correlations made it difficult for most investment managers to distinguish themselves by picking winning stocks. Morningstar, the mutual-fund research firm, reported in September that only about 24% of large-cap growth funds had beaten the Russell 1000 Growth Index over the past 12 months.

Our own 13 stock funds — be they large-cap, mid-cap, or small-cap funds — fared only slightly better. In the most recent 12-month period, four funds, representing about 31% of the Turner Funds lineup, beat one or more of their benchmarks. The four funds that managed to outperform were the Turner Global Opportunities Fund, the Turner International Core Growth Fund, the Turner New Enterprise Fund, and the Turner Small Cap Growth Fund. They were among the eight funds that delivered double-digit total returns.

Total returns
12-month period ended September 30, 2010
Long/short equity fund
Turner Spectrum Fund, Institutional Class (TSPEX)	0.77%
S&P 500 Index	10.16
Barclays Capital U.S. Aggregate Bond Index	8.16
Lipper Long/Short Equity Funds Classification	3.55
U.S. growth equity funds
Turner Concentrated Growth Fund (TTOPX)	7.94
Russell 1000 Growth Index	12.65
Turner Core Growth Fund, Institutional Class (TTMEX)	6.76
Russell 1000 Growth Index	12.65
Turner Emerging Growth Fund, Investor Class (TMCGX)	12.22
Russell 2000 Growth Index	14.79
Turner Large Cap Growth Fund, Institutional Class (TSGEX)	10.00
Russell Top 200 Growth Index	10.57
Russell 1000 Growth Index	12.65
Turner Midcap Growth Fund, Investor Class (TMGFX)	14.21
Russell Midcap Growth Index	18.27
Turner New Enterprise Fund (TBTBX)	18.25
NASDAQ Composite Index	12.77
Turner Small Cap Growth Fund (TSCEX)	15.10
Russell 2000 Growth Index	14.79
Quantitative equity funds
Turner Quantitative Broad Market Equity Fund, Institutional Class (TBMEX)	8.30
Russell 3000 Index	10.96
S&P 500 Index	10.16
Turner Quantitative Large Cap Value Fund, Institutional Class (TLVFX)	7.24
Russell 1000 Value Index	8.90
Global and international equity funds
Turner Global Opportunities Fund, Institutional Class (TGLBX)	15.20	†
MSCI World Growth Index	9.53	†
MSCI World Index	8.14	†
Turner International Core Growth Fund, Institutional Class (TICGX)	15.88
MSCI World Growth ex-U.S. Index	8.69
Core equity fund
Turner Small Cap Equity Fund, Investor Class (TSEIX)	12.53
Russell 2000 Index	13.35

†  Returns are from the fund's inception date, May 7, 2010.

2 TURNER FUNDS 2010 ANNUAL REPORT

September 30, 2010

(Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance. For more details on the performance of each fund during the 12-month period, see the Investment review beginning on page 9.)

A tough market to beat

Clearly, it was a tough stock market to beat. It was a market that largely neutralized our growth, core, quantitative, and alternative investment processes, which are geared to fundamentals such as earnings expectations, market-share positions, investment metrics that have proven predictive of outperformance, and balance-sheet strength. We felt a keen sense of frustration about investing in a market in which stock selection was generally of little consequence. We continued to follow the same investment processes as before. But, alas, sometimes even the best investment processes don't generate extra return across the board, and this was one of these times.

We are steadfast in our belief that if we continue to follow our proven investment processes, they will continue to yield good long-term results for our funds. Nine of our 13 funds have outperformed since their inception. We consider that a highly respectable long-term record, but that's not to say we can't do better. As perennial students of the market, we are always learning and open to promising new ideas from any source. And as investment professionals, we are self-critical and intent on improving continuously.

For instance, in our best open and self-critical manner, we recently added four new analysts to our Growth Investing Team. With their combined 65 years of investment experience, they should provide extra depth to our research of sectors, industries, and companies. Altogether, our Growth Investing Team has five teams of 25 portfolio managers/security analysts who cover industries in the five broad market sectors globally. Such a sector orientation is a distinguishing aspect of how we manage our growth funds. By enabling our analysts to conduct vigorous fundamental research in their specific industries, we think their focus, accountability for investment results, and ability to identify the best growth stocks should all improve.

Providing more flexibility

Another example: we modified our sector-neutral approach that we use in managing certain of our growth funds, refining it into what we call a sector-aware approach. We believe this will give us a bit more flexibility in portfolio management and give our growth funds a bit more potential to generate extra return.

With sector neutrality, we were compelled to keep the sector weightings of our holdings equal to the sector weightings of their target indexes. For instance, if the Russell Midcap Growth Index had a 27% weighting in the technology sector, then our Turner Midcap Growth Fund would follow suit and hold a 27% weighting in the technology sector. In contrast, our new sector-aware approach still keeps us invested in all sectors, but it enables us to overweight or underweight sectors typically by up to five percentage points, when our analysis indicates it's warranted by the fundamentals. Also, it permits us to replace a poor-performing stock in one sector with a stock that we consider to have better return potential in another sector, which we wouldn't do before.

We think these are good illustrations of how we are continually fine-tuning our investment processes in the interest of producing better results for you, our shareholders — and for us, I hasten to add, since our portfolio managers and other employees are shareholders in our funds as well.

Stocks out of favor

We believe it's rather unfortunate that more than a few mutual-fund investors outside the Turner Funds find themselves unable to reap any results in stocks at this juncture — for the simple reason that their portfolios are completely divested of stocks. Bonds, not stocks, are the investment du jour by far. According to the Investment Company Institute, since January 2009 bond funds have attracted more than $500 billion in new investment, while stock funds have suffered more than $70 billion in withdrawals. Investors' aversion to stocks is perhaps attributable to this facet of human nature: the pain of investment losses tends to be more acute than the pleasure of investment gains, and many pain-stricken investors are still wincing from the losses inflicted by stocks in the Terrible 2000s. We believe such an aversion could prove costly because, in our estimation, the 2010s should be a decade of generally rising stock prices.

We think better days are ahead for stocks partly because the Terrible 2000s were so terrible, with stocks underperforming the long-term averages by more than 10 percentage points annualized. Like Lady Gaga's meat dress, a losing decade for stocks isn't at all commonplace. In light of a fundamental principle of economics called reversion to the mean — the tendency for investment returns to adjust, or revert, to the long-term average, given enough time — we think the probabilities are that stocks, in light of their highly unusual negative showing in the 2000s, should revert and perform at least reasonably well in the 2010s. According to Morningstar, of the 776 rolling 10-year monthly returns since 1926, only 29 of those returns were negative — less than 4% of the total. But subsequent 10-year returns after those negative 10-year stretches were soundly positive, averaging 9.8%.

In the near term, we think the bull market should continue to advance, especially if investors focus more on

TURNER FUNDS 2010 ANNUAL REPORT 3

LETTER TO SHAREHOLDERS (continued)

favorable earnings fundamentals and less on macroeconomic issues. For example, more than two-thirds of the S&P 500 companies' earnings have beaten Wall Street analysts' expectations for six consecutive quarters — a trend that we expect to remain intact into 2011. To cite investing guru Benjamin Graham's famous metaphor, the market is a weighing machine in the long run . . . and earnings are what ultimately register on the machine.

Also, we think stocks offer compelling valuations. Recently the earnings yield (the inverted price/earnings ratio) of the S&P 500 Index stocks exceeded the average yield of corporate bonds for the first time since the 1970s. Indeed, the earnings yield looks even more appealing in relation to the yield of the entire bond market. As of September 30, the S&P 500's earnings yield was 5.76%, more than double the 2.56% yield of the Barclays Capital U.S. Aggregate Bond Index, a common proxy for the bond market.

Emerging markets promising

We are also optimistic about the near-term return potential of the emerging stock markets, which could in particular help the performance of the Turner International Core Growth Fund and our newest fund, the Turner Global Opportunities Fund. One reason why we think the emerging stock markets represent a compelling investment opportunity is this projection by Bank of America Merrill Lynch: the governments of emerging nations may pour $6.3 trillion into expanding their nations' often-rudimentary infrastructure over the next three years. Also, we think the economies of emerging countries like China, India, Brazil, and Malaysia have the best prospects for years to come — a revved-up engine of economic growth that should help drive earnings and emerging stock markets higher.

In anticipation of generally favorable stock-market prospects worldwide, we have kept our funds positioned basically the same as when I last wrote to you in our Semiannual Report six months ago:

• Our nine U.S. and international/global growth funds hold three types of shares: classic growth stocks in industries such as biotechnology and wireless communications that we think have strong fundamentals, stocks of companies gaining market share in their businesses, and growth-cyclical stocks in industries such as chemicals that have tended to do well historically as the economic cycle progresses.

• Our core fund, the Turner Small Cap Equity Fund, follows an investment approach emphasizing companies with business momentum, cash-rich balance sheets, or undervalued assets.

• Our two quantitative funds, the Turner Quantitative Broad Market Equity Fund and the Turner Quantitative Large Cap Value Fund, are broadly diversified in stocks in each market sector that our proprietary quantitative model has identified as having the best statistical chance of outperforming the market.

• The Turner Spectrum Fund, composed of seven long/short strategies managed by us, is invested in long positions that we think have good return potential and in short positions that we think have below-average return potential.

In closing, we believe patient, long-term investing in stocks is likely to be rewarded more generously in this decade than in the Terrible 2000s. And we believe our funds are primed to share fully in those rewards, to our mutual benefit as shareholders.

Bob Turner

Chairman and Chief Investment Officer
Turner Investments

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of September 30, 2010, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

4 TURNER FUNDS 2010 ANNUAL REPORT

September 30, 2010

Lipper Inc. peer group performance rankings of mutual funds with at least three years of history

Periods ending September 30, 2010

	One year	Two years	Three years	Four years	Five years	Seven years	Ten years
International Multi-Cap Growth Funds
Turner International Core Growth Fund Institutional Class Shares
Ranking versus Lipper peers	32/158	57/132	38/108	—	—	—	—
Percentile Ranking	20	43	35	—	—	—	—
Large-Cap Growth Funds
Turner Core Growth Fund, Institutional Class Shares
Ranking versus Lipper peers	735/852	584/792	653/732	567/679	464/614	176/513	—
Percentile ranking	86	74	89	84	76	34	—
Investor Class Shares
Ranking versus Lipper peers	743/852	597/792	660/732	590/679	503/614	—	—
Percentile Ranking	87	75	90	87	82	—	—
Turner Large Cap Growth Fund, Institutional Class Shares
Ranking versus Lipper peers	430/852	386/792	691/732	635/679	574/614	497/513	323/344
Percentile ranking	50	49	94	94	93	97	94
Investor Class Shares
Ranking versus Lipper peers	475/852	426/792	698/732	—	—	—	—
Percentile ranking	56	54	95	—	—	—	—
Multi-Cap Core Funds
Turner Quantitative Large Cap Value Fund Institutional Class Shares
Ranking versus Lipper peers	691/846	764/790	632/736	589/665	—	—	—
Percentile ranking	82	97	86	89	—	—	—
Multi-Cap Growth Funds
Turner Concentrated Growth Fund
Ranking versus Lipper peers	364/437	289/412	368/375	292/330	256/298	259/270	201/203
Percentile ranking	83	70	98	88	86	96	99
Turner Midcap Growth Fund, Investor Class Shares
Ranking versus Lipper peers	170/437	162/412	199/375	124/330	125/298	95/270	146/203
Percentile ranking	39	39	53	38	42	35	72
Retirement Class Shares
Ranking versus Lipper peers	182/437	167/412	210/375	144/330	142/298	122/270	—
Percentile ranking	42	41	56	44	48	45	—
Science and Technology Funds
Turner New Enterprise Fund
Ranking versus Lipper peers	43/141	62/136	107/135	66/128	62/120	39/109	27/81
Percentile Ranking	30	46	79	52	52	36	33
Small-Cap Growth Funds
Turner Emerging Growth Fund Investor Class Shares
Ranking versus Lipper peers	369/530	472/495	324/467	257/426	232/396	50/331	13/223
Percentile ranking	70	95	69	60	59	15	6
Turner Small Cap Growth Fund
Ranking versus Lipper peers	242/530	246/495	165/467	115/426	99/396	110/331	152/223
Percentile ranking	46	50	35	27	25	33	68
Small-Cap Core Funds
Turner Small Cap Equity Fund Investor Class Shares
Ranking versus Lipper peers	466/755	624/717	583/661	528/594	491/544	394/434	—
Percentile ranking	62	87	88	89	90	91	—

Source: Lipper Inc.

Total return is ranking criteria. Past performance is no guarantee of future results.

TURNER FUNDS 2010 ANNUAL REPORT 5

PERFORMANCE

Total returns of the Turner Funds

Through September 30, 2010

Current performance may be lower or higher than the performance data quoted. Please call 1.800.224.6312 or visit our website at www.turnerinvestments.com for the most recent month-end performance information.

The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock-market performance. Investing in an index is not possible.

The holdings and sector weightings of the Funds are subject to change. Forward-earnings projections are not predictors of stock price or investment performance, and do not represent past performance. There is no guarantee that the forward-earnings projections will accurately predict the actual earnings experience of any of the companies involved, and there is no guarantee that owning securities of companies with relatively high price-to-earnings ratios will cause the portfolio to outperform its benchmark or index.

The Turner Funds are distributed by Foreside Fund Services, LLC, Portland, Maine. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these Funds, can be obtained by calling 1.800.224.6312. Read the prospectus carefully before investing.

Fund name/index	Six months	Year to date	One year	Three years	Five years	Ten years	(Annualized) Since inception	Total net assets ($mill)
Turner Spectrum Fund — Institutional Class Shares	-2.17%	-0.73%	0.77%	n/a	n/a	n/a	6.31%	$179.53
Investor Class Shares	-2.27	-0.92	0.49	n/a	n/a	n/a	6.03	52.36
Class C Shares(1)	-2.63	-1.38	-0.07	n/a	n/a	n/a	6.67	7.17
S&P 500 Index	-1.42	3.89	10.16	n/a	n/a	n/a	20.30
Barclays Capital U.S. Aggregate Bond Index	6.05	7.94	8.16	n/a	n/a	n/a	9.55
Lipper Long/Short Equity Funds Classification	-1.73	0.29	3.55	n/a	n/a	n/a	12.01
Inception date: 5/7/09
Turner Concentrated Growth Fund	0.45	2.31	7.94	-13.07%	-1.30%	-10.18%	-0.46	42.92
Russell 1000 Growth Index	-0.27	4.36	12.65	-4.36	2.06	-3.44	-1.56
Inception date: 6/30/99
Turner Core Growth Fund — Institutional Class Shares	-3.39	0.38	6.76	-9.43	-0.30	n/a	0.77	377.65
Investor Class Shares(2)	-3.50	0.10	6.51	-9.67	-0.59	n/a	0.06	163.75
Russell 1000 Growth Index	-0.27	4.36	12.65	-4.36	2.06	n/a	0.10
Inception date: 2/28/01
Turner Emerging Growth Fund(8) — Institutional Class Shares(3)	-1.41	8.00	12.52	n/a	n/a	n/a	27.20	276.45
Investor Class Shares	-1.56	7.79	12.22	-7.36	0.86	5.43	18.19	176.82
Russell 2000 Growth Index	2.43	10.23	14.79	-3.75	2.35	-0.13	2.07
Inception date: 2/27/98
Turner Large Cap Growth Fund — Institutional Class Shares	-1.22	3.86	10.00	-10.37	-1.93	-6.68	-6.66	118.16
Investor Class Shares(4)	-1.43	3.66	9.58	-10.66	n/a	n/a	-5.41	1.36
Russell Top 200 Growth Index	-1.49	2.00	10.57	-4.49	1.81	-4.20	-4.51
Russell 1000 Growth Index	-0.27	4.36	12.65	-4.36	2.06	-3.44	-3.64
Inception date: 6/14/00

6 TURNER FUNDS 2010 ANNUAL REPORT

PERFORMANCE (continued)

Fund name/index	Six months	Year to date	One year	Three years	Five years	Ten years	(Annualized) Since inception		Total net assets ($mill)
Turner Midcap Growth Fund(8) — Institutional Class Shares(5)	-0.10%	7.44%	14.47%	n/a	n/a	n/a	-6.26%		$164.99
Investor Class Shares	-0.20	7.25	14.21	-5.93%	2.41%	-3.50%	9.81		751.12
Retirement Class Shares(6)	-0.31	7.05	13.93	-6.16	2.09	n/a	5.78		4.58
Russell Midcap Growth Index	2.95	10.85	18.27	-3.90	2.86	-0.88	6.38
Inception date: 10/1/96
Turner New Enterprise Fund(8)	2.48	11.41	18.25	-6.90	3.73	-5.60	-3.37		23.23
NASDAQ Composite Index	-0.69	5.17	12.77	-3.27	2.92	-3.52	-4.15
Inception date: 6/30/00
Turner Small Cap Growth Fund(8)	1.58	10.19	15.10	-4.23	3.26	-0.73	10.78		274.92
Russell 2000 Growth Index	2.43	10.23	14.79	-3.75	2.35	-0.13	4.91
Inception date: 2/7/94
Turner Quantitative Broad Market Equity Fund —
Institutional Class Shares	-4.09	2.18	8.30	n/a	n/a	n/a	-4.19		10.95
Investor Class Shares	-4.31	2.07	7.98	n/a	n/a	n/a	-4.43		0.02
Russell 3000 Index	-1.10	4.78	10.96	n/a	n/a	n/a	-2.35
S&P 500 Index	-1.42	3.89	10.16	n/a	n/a	n/a	-2.72
Inception date: 6/30/08
Turner Quantitative Large Cap Value Fund —
Institutional Class Shares	-3.20	3.01	7.24	-9.48	n/a	n/a	-0.24		0.83
Investor Class Shares(7)	-3.33	2.88	7.07	n/a	n/a	n/a	4.53		—
Russell 1000 Value Index	-2.14	4.49	8.90	-9.39	n/a	n/a	0.30
Inception date: 10/10/05
Turner Global Opportunities Fund — Institutional Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	15.20	*	1.15
Investor Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	15.00	*	—
MSCI World Growth Index	n/a	n/a	n/a	n/a	n/a	n/a	9.53	*
MSCI World Index	n/a	n/a	n/a	n/a	n/a	n/a	8.14	*
Inception date: 5/7/10
Turner International Core Growth Fund — Institutional Class Shares	4.44	7.91	15.88	-6.98	n/a	n/a	-0.47		5.02
Investor Class Shares(7)	4.33	7.68	15.61	n/a	n/a	n/a	25.63		0.11
MSCI World Growth ex-U.S. Index	2.25	4.21	8.69	-8.02	n/a	n/a	-2.51
Inception date: 1/31/07
Turner Small Cap Equity Fund(8) — Institutional Class Shares(3)	1.84	5.52	12.82	n/a	n/a	n/a	24.14		0.29
Investor Class Shares	1.66	5.34	12.53	-8.53	-2.34	n/a	5.41		6.16
Russell 2000 Index	0.25	9.12	13.35	-4.29	1.60	n/a	5.24
Inception date: 3/4/02

(1)  Commenced operations on July 14, 2009.

(2)  Commenced operations on August 1, 2005.

(3)  Commenced operations on February 1, 2009.

(4)  Commenced operations on January 31, 2007.

(5)  Commenced operations on June 16, 2008.

(6)  Commenced operations on September 24, 2001.

(7)  Commenced operations on October 31, 2008.

(8)  Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

*  Returns of less than one year are cumulative, and not annualized.

Amounts designated as "—" have been rounded to $0 ($mil).

TURNER FUNDS 2010 ANNUAL REPORT 7

Expense Ratio†

	Gross expense ratio	Net expense ratio
Turner Spectrum Fund
Institutional Class Shares	2.50%	1.95%
Investor Class Shares	2.75%	2.20%
Class C Shares	3.50%	2.95%
Turner Concentrated Growth Fund
Investor Class Shares	1.34%	0.82%
Turner Core Growth Fund
Institutional Class Shares	0.92%	0.69%
Investor Class Shares	1.17%	0.94%
Turner Emerging Growth Fund
Institutional Class Shares	1.35%	1.17%
Investor Class Shares	1.58%	1.42%
Turner Large Cap Growth Fund
Institutional Class Shares	1.21%	0.69%
Investor Class Shares	1.47%	0.94%
Turner Midcap Growth Fund
Institutional Class Shares	1.08%	0.93%
Investor Class Shares	1.33%	1.18%
Retirement Class Shares	1.58%	1.43%
Turner New Enterprise Fund
Investor Class Shares	1.25%	0.64%
	Gross expense ratio	Net expense ratio
Turner Small Cap Growth Fund
Investor Class Shares	1.58%	1.25%
Turner Quantitative Broad Market Equity Fund
Institutional Class Shares	20.30%	0.64%
Investor Class Shares	20.60%	0.89%
Turner Quantitative Large Cap Value Fund
Institutional Class Shares	14.51%	0.69%
Investor Class Shares	15.93%	0.94%
Turner Global Opportunities Fund
Institutional Class Shares	1.96%	1.11%
Investor Class Shares	2.21%	1.36%
Turner International Core Growth Fund
Institutional Class Shares	5.24%	1.10%
Investor Class Shares	5.59%	1.35%
Turner Small Cap Equity Fund
Institutional Class Shares	1.60%	1.21%
Investor Class Shares	1.90%	1.46%

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

8 TURNER FUNDS 2010 ANNUAL REPORT

INVESTMENT REVIEW

Turner Spectrum Fund

Fund profile

September 30, 2010

■  Ticker symbol TSPEX

  Institutional Class Shares

■  CUSIP #900297664

  Institutional Class Shares

■  Top five holdings††

  (1) Hospira

  (2) Pfizer

  (3) Citigroup

  (4) IntercontinentalExchange

  (5) Universal Health Services, Cl B

■  % in five largest holdings 9.1%†

■  Number of holdings 340††

■  Price/earnings ratio 16.7

■  Weighted average market capitalization $4.74 billion

■  % of holdings with positive earnings surprises 66.0%

■  % of holdings with negative earnings surprises 15.1%

■  Net assets $180 million, Institutional Class Shares

Growth of a $100,000 investment in the
Turner Spectrum Fund, Institutional Class Shares:

May 7, 2009-September 30, 2010*,**

Average annual total returns (Periods ending September 30, 2010)

	One year	Since Inception
Turner Spectrum Fund, Institutional Class Shares	0.77%	6.31	%**
Turner Spectrum Fund, Investor Class Shares	0.49%	6.03	%**
Turner Spectrum Fund, Class C Shares	-0.07%	6.67	%***
S&P 500 Index	10.16%	20.30	%**
Barclays Capital U.S. Aggregate Bond Index	8.16%	9.55	%**
Lipper Long/Short Equity Funds Classification	3.55%	12.01	%**

Sector weightings†:

Manager's discussion and analysis

In the 12 months ended September 30, the Turner Spectrum Fund, Institutional Class Shares (TSPEX) produced a 0.77% gain, diminished by unrewarding short positions in consumer, materials/processing, financial-services, and health-care stocks. The fund underperformed the S&P 500 Index's 10.16% gain, the Barclays Capital U.S. Aggregate Bond Index's 8.16% gain, and the Lipper Long/Short Equity Funds Classification's 3.55% gain.

The fund, which consists of seven Turner long/short strategies that seek to capitalize on both rising and falling stock prices, produced its best relative returns on the long side in the financial-services and health-care sectors. Long positions in producer-durables stocks hurt performance the most. The fund was conservatively positioned, with a net long exposure generally of less than 25%. It held broadly diversified positions in large-cap, mid-cap, and small-cap stocks, most of them traded in the U.S. In general, the smaller stocks performed best.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

**  The inception date of the Turner Spectrum Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Spectrum Fund (Class C Shares) was July 14, 2009.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

TURNER FUNDS 2010 ANNUAL REPORT 9

INVESTMENT REVIEW

Turner Concentrated Growth Fund

Fund profile

September 30, 2010

■  Ticker symbol TTOPX

■  CUSIP #87252R862

■  Top five holdings††

  (1) Apple

  (2) Baidu ADR

  (3) QUALCOMM

  (4) Halliburton

  (5) Caterpillar

■  % in five largest holdings 28.2%†

■  Number of holdings 23††

■  Price/earnings ratio 19.4

■  Weighted average market capitalization $40.42 billion

■  % of holdings with positive earnings surprises 95.5%

■  % of holdings with negative earnings surprises 4.6%

■  Net assets $43 million

Growth of a $10,000 investment in the
Turner Concentrated Growth Fund:

September 30, 2000-September 30, 2010*

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Five years	Ten years	Since inception
Turner Concentrated Growth Fund	7.94%	-13.07%	-1.30%	-10.18%	-0.46%
Russell 1000 Growth Index	12.65%	-4.36%	2.06%	-3.44%	-1.56%

Sector weightings†:

Manager's discussion and analysis

Significant underperformance in four sectors impaired the total return of the Turner Concentrated Growth Fund (TTOPX) in the 12-month period ended September 30. As a result the fund, which contains a select few stocks that we think have the strongest expected earnings power and return potential, rose 7.94%, markedly lagging the Russell 1000 Growth Index's 12.65% gain.

Materials, financials, industrials, and health-care stocks, a 32% weighting, were the detractors from results. In those sectors, metals, mining, investment-management, insurance, semiconductor-capital-equipment, pharmaceutical, and medical-equipment shares performed poorly. Altogether, three of the fund's seven sector positions beat their corresponding index sectors. Consumer-discretionary and information-technology stocks, a 60% weighting, added the most extra return. Retailing, business-services, gaming, semiconductor, and data-networking shares were among the winning stock selections.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

ADR — American Depositary Receipt

10 TURNER FUNDS 2010 ANNUAL REPORT

INVESTMENT REVIEW

Turner Core Growth Fund

Fund profile

September 30, 2010

■  Ticker symbol TTMEX

  Institutional Class Shares

■  CUSIP #900297847

  Institutional Class Shares

■  Top five holdings†††

  (1) Apple

  (2) PepsiCo

  (3) Halliburton

  (4) American Express

  (5) Lam Research

■  % in 5 largest holdings 17.4%†

■  Number of holdings 72†††

■  Price/earnings ratio 18.2

■  Weighted average market capitalization $44.55 billion

■  % of holdings with positive earnings surprises 80.3%

■  % of holdings with negative earnings surprises 16.9%

■  Net assets $378 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Core Growth Fund, Institutional Class Shares:

February 28, 2001-September 30, 2010*,**

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Five years	Since inception
Turner Core Growth Fund, Institutional Class Shares	6.76%	-9.43%	-0.30%	0.77	%**
Turner Core Growth Fund, Investor Class Shares	6.51%	-9.67%	-0.59%	0.06	%***
Russell 1000 Growth Index	12.65%	-4.36%	2.06%	0.10	%**

Sector weightings†:

Manager's discussion and analysis

Losses in three major sectors contributed notably to the underperformance of the Turner Core Growth Fund, Institutional Class (TTMEX) in the 12-month period ended September 30. Stocks in the energy, financials, and industrials sectors accounted for 32% of the fund's holdings, and their losses, especially in energy-services, investment-management, insurance, metals, and mining shares, hurt results in those sectors. That depressed the overall return of the fund, which was up 6.76% and trailed the Russell 1000 Growth Index's 12.65% return.

Two of the fund's 10 sector positions outperformed their corresponding index sectors; the contributors to results were the information-technology and utilities sectors, a 26% weighting. Semiconductor, data-networking, wireless-communications, and telecommunications holdings produced good relative returns.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Core Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Core Growth Fund (Investor Class Shares) was August 1, 2005.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

TURNER FUNDS 2010 ANNUAL REPORT 11

INVESTMENT REVIEW

Turner Emerging Growth Fund

Fund profile

September 30, 2010

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings†††

  (1) Deckers Outdoor

  (2) Bucyrus International, Cl A

  (3) American Physicians Capital

  (4) Alexion Pharmaceuticals

  (5) Orthofix International

■  % in 5 largest holdings 11.3%†

■  Number of holdings 113†††

■  Price/earnings ratio 16.9

■  Weighted average market capitalization $1.60 billion

■  % of holdings with positive earnings surprises 68.8%

■  % of holdings with negative earnings surprises 23.2%

■  Net assets $177 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Emerging Growth Fund,
Investor Class Shares:

September 30, 2000-September 30, 2010*,***

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Five years	Ten years	Since inception
Turner Emerging Growth Fund, Institutional Class Shares	12.52%	—	—	—	27.20	%**
Turner Emerging Growth Fund, Investor Class Shares	12.22%	-7.36%	0.86%	5.43%	18.19	%***
Russell 2000 Growth Index	14.79%	-3.75%	2.35%	-0.13%	2.07	%***

Sector weightings†:

Manager's discussion and analysis

In the 12-month period ended September 30, the Turner Emerging Growth Fund, Investor Class Shares (TMCGX) gained 12.22%, underperforming the Russell 2000 Growth Index's 14.79% return. Subpar results in the information-technology sector, a 19% weighting, were the biggest drag on the fund's performance. Detractors here included semiconductor, data-networking, wireless-communications, and data-storage stocks.

Four of the fund's 10 sector positions added value. Health-care and industrials stocks, which amounted to 32% of holdings, outperformed by the largest margin. Pharmaceutical, biotechnology, medical-device, and industrial-equipment shares were relatively strong performers.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009.

***  The inception date of the Turner Emerging Growth Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

Amounts designated as "—" are not applicable.

12 TURNER FUNDS 2010 ANNUAL REPORT

INVESTMENT REVIEW

Turner Large Cap Growth Fund

Fund profile

September 30, 2010

■  Ticker symbol TSGEX

  Institutional Class Shares

■  CUSIP #87252R839

  Institutional Class Shares

■  Top five holdings†††

  (1) Apple

  (2) PepsiCo

  (3) Broadcom, Cl A

  (4) Halliburton

  (5) QUALCOMM

■  % in 5 largest holdings 19.6%†

■  Number of holdings 65†††

■  Price/earnings ratio 18.1

■  Weighted average market capitalization $46.32 billion

■  % of holdings with positive earnings surprises 89.1%

■  % of holdings with negative earnings surprises 10.9%

■  Net assets $118 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Large Cap Growth Fund,
Institutional Class Shares:

September 30, 2000-September 30, 2010*,**

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Five years	Ten years	Since inception
Turner Large Cap Growth Fund, Institutional Class Shares	10.00%	-10.37%	-1.93%	-6.68%	-6.66	%**
Turner Large Cap Growth Fund, Investor Class Shares	9.58%	-10.66%	—	—	-5.41	%***
Russell Top 200 Growth Index	10.57%	-4.49%	1.81%	-4.20%	-4.51	%**
Russell 1000 Growth Index	12.65%	-4.36%	2.06%	-3.44%	-3.64	%**

Sector weightings†:

Manager's discussion and analysis

Strong results in the consumer-discretionary and technology sectors weren't enough to offset weak relative returns in other sectors for the Turner Large Cap Growth Fund, Institutional Class (TSGEX) in the 12-month period ended September 30. Although the fund gained 10.00%, that gain slightly underperformed the Russell Top 200 Growth Index's 10.57% rise.

Consumer discretionary and information technology were the only sectors to beat the corresponding index sectors. Retailing, business-services, apparel, consumer-electronics, data-networking, wireless-communications, and semiconductor shares did especially well; together, they accounted for 49% of the fund's investments. Detracting most from performance was a loss in the industrials sector, which represented 9% of the portfolio. Relatively poor performers in those sectors included metals and mining shares.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Large Cap Growth Fund (Institutional Class Shares) was June 14, 2000. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Large Cap Growth Fund (Investor Class Shares) was January 31, 2007.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

Amounts designated as "—" are not applicable.

TURNER FUNDS 2010 ANNUAL REPORT 13

INVESTMENT REVIEW

Turner Midcap Growth Fund

Fund profile

September 30, 2010

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings†††

  (1) F5 Networks

  (2) Cummins

  (3) Starwood Hotels & Resorts Worldwide

  (4) Crown Castle International

  (5) Salesforce.com

■  % in 5 largest holdings 10.5%†

■  Number of holdings 85†††

■  Price/earnings ratio 19.0

■  Weighted average market capitalization $7.50 billion

■  % of holdings with positive earnings surprises 78.6%

■  % of holdings with negative earnings surprises 20.2%

■  Net assets $751 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Growth Fund, Investor Class Shares:

September 30, 2000-September 30, 2010*,***

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Five years	Ten years	Since inception
Turner Midcap Growth Fund, Institutional Class Shares	14.47%	—	—	—	-6.26	%**
Turner Midcap Growth Fund, Investor Class Shares	14.21%	-5.93%	2.41%	-3.50%	9.81	%***
Turner Midcap Growth Fund, Retirement Class Shares	13.93%	-6.16%	2.09%	—	5.78	%****
Russell Midcap Growth Index	18.27%	-3.90%	2.86%	-0.88%	6.38	%***

Sector weightings†:

Manager's discussion and analysis

In the 12-month period ended September 30, the Turner Midcap Growth Fund, Investor Class (TMGFX) advanced 14.21%, a result that underperformed the Russell Midcap Growth Index's 18.27% gain.

The fund's performance was most impaired by unfavorable relative returns in the health-care and industrials sectors, a 22% weighting; the fund's biotechnology, medical-equipment, and industrial-equipment stocks were key detractors. Four of the fund's 10 sector positions trumped their corresponding index sectors, with information technology, utilities, and consumer discretionary, a 43% weighting, adding the most value. Contributing the greatest degree of outperformance were semiconductor, data-networking, telecommunications, retailing, and apparel stocks.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

**  The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

***  The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

****  The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

14 TURNER FUNDS 2010 ANNUAL REPORT

INVESTMENT REVIEW

Turner New Enterprise Fund

Fund profile

September 30, 2010

■  Ticker symbol TBTBX

■  CUSIP #87252R797

■  Top five holdings†††

  (1) F5 Networks

  (2) Apple

  (3) Netlogic Microsystems

  (4) Alexion Pharmaceuticals

  (5) Concho Resources

■  % in 5 largest holdings 22.6%†

■  Number of holdings 31†††

■  Price/earnings ratio 16.8

■  Weighted average market capitalization $22.07 billion

■  % of holdings with positive earnings surprises 93.3%

■  % of holdings with negative earnings surprises 3.3%

■  Net assets $23 million

Growth of a $10,000 investment in the
Turner New Enterprise Fund:

September 30, 2000-September 30, 2010*

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Five years	Ten years	Since inception
Turner New Enterprise Fund	18.25%	-6.90%	3.73%	-5.60%	-3.37%
NASDAQ Composite Index	12.77%	-3.27%	2.92%	-3.52%	-4.15%

Sector weightings†:

Manager's discussion and analysis

Good stock selection powered the Turner New Enterprise Fund (TBTBX) to an 18.25% gain in the 12-month period ended September 30. The fund's return exceeded that of the NASDAQ Composite Index by 5.48 percentage points.

Five of the fund's seven sector positions outperformed their corresponding index sectors. Returns in three sectors — information technology, health care, and materials, a 57% weighting — were responsible for much of the fund's performance premium. Semiconductor, data-networking, wireless-communications, biotechnology, medical-products, metals, and mining shares contributed the most. A 12% position in consumer-discretionary stocks was the main detractor, with restaurant, gaming, and apparel shares recording poor relative returns.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financials for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

TURNER FUNDS 2010 ANNUAL REPORT 15

INVESTMENT REVIEW

Turner Small Cap Growth Fund

Fund profile

September 30, 2010

■  Ticker symbol TSCEX

■  CUSIP #900297300

■  Top five holdings†††

  (1) Aruba Networks

  (2) Netlogic Microsystems

  (3) AMERIGROUP

  (4) Genesee & Wyoming, Cl A

  (5) Warnaco Group

■  % in 5 largest holdings 6.7%†

■  Number of holdings 120†††

■  Price/earnings ratio 19.0

■  Weighted average market capitalization $1.63 billion

■  % of holdings with positive earnings surprises 74.0%

■  % of holdings with negative earnings surprises 20.2%

■  Net assets $275 million

Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:

September 30, 2000-September 30, 2010*

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Five years	Ten years	Since inception
Turner Small Cap Growth Fund	15.10%	-4.23%	3.26%	-0.73%	10.78%
Russell 2000 Growth Index	14.79%	-3.75%	2.35%	-0.13%	4.91%

Sector weightings†:

Manager's discussion and analysis

The Turner Small Cap Growth Fund (TSCEX) produced favorable, substantial relative returns in four of the nine market sectors in which it was invested in the 12-month period ended September 30. That was enough to enable the fund to outpace its benchmark, the Russell 2000 Growth Index. The fund recorded a gain of 15.10%, a performance advantage of 0.31 percentage point over the Russell 2000 Growth Index's 14.79% return.

The fund's best relative performers were health-care, energy, and consumer-discretionary stocks, a 35% weighting. Specifically, pharmaceutical, diagnostic-test, medical-equipment, petroleum, energy-services, apparel, retailing, and business-services shares did best in those sectors. Information-technology and financials stocks, a 27% weighting, were drags on performance; semiconductor, data-networking, software, banking, insurance, and diversified-financial shares were among the laggards.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

16 TURNER FUNDS 2010 ANNUAL REPORT

INVESTMENT REVIEW

Turner Quantitative Broad Market Equity Fund

Fund profile

September 30, 2010

■  Ticker symbol TBMEX

  Institutional Class Shares

■  CUSIP #900297730

  Institutional Class Shares

■  Top five holdings††

  (1) Apple

  (2) Microsoft

  (3) Wal-Mart Stores

  (4) Pfizer

  (5) Bristol-Myers Squibb

■  % in 5 largest holdings 8.6%†

■  Number of holdings 110††

■  Price/earnings ratio 13.2

■  Weighted average market capitalization $63.68 billion

■  % of holdings with positive earnings surprises 84.4%

■  % of holdings with negative earnings surprises 13.8%

■  Net assets $11 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Quantitative Broad Market Equity Fund,
Institutional Class Shares:

June 30, 2008-September 30, 2010*

Average annual total returns (Periods ending September 30, 2010)

	One year	Since inception
Turner Quantitative Broad Market Equity Fund, Institutional Class Shares	8.30%	-4.19%
Turner Quantitative Broad Market Equity Fund, Investor Class Shares	7.98%	-4.43%
Russell 3000 Index	10.96%	-2.35%
S&P 500 Index	10.16%	-2.72%

Sector weightings†:

Manager's discussion and analysis

In the 12-month period ended September 30, the Turner Quantitative Broad Market Equity Fund, Institutional Class Shares (TBMEX) rose 8.30%, a performance that fell short of the Russell 3000 Index's 10.96% gain.

The fund recorded good relative returns in three of 10 sectors, whose holdings were selected because they ranked highly in our proprietary quantitative model. Particularly rewarding relative returns were produced by the energy sector, a 10% weighting. Petroleum and energy-services shares were among the best performers in that sector. The model was less effective at selecting good stocks in the other sectors. Impairing results the most were holdings in the health-care and financials sectors, a 28% weighting. Pharmaceutical, medical-device, health-services, banking, insurance, and diversified-financial stocks were the biggest detractors.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. The inception date of the Turner Quantitative Broad Market Equity Fund was June 30, 2008. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

TURNER FUNDS 2010 ANNUAL REPORT 17

INVESTMENT REVIEW

Turner Quantitative Large Cap Value Fund

Fund profile

September 30, 2010

■  Ticker symbol TLVFX

  Institutional Class Shares

■  CUSIP #900297821

  Institutional Class Shares

■  Top five holdings††

  (1) Exxon Mobil

  (2) AT&T

  (3) Berkshire Hathaway, Cl B

  (4) JPMorgan Chase

  (5) General Electric

■  % in 5 largest holdings 14.5%†

■  Number of holdings 91††

■  Price/earnings ratio 12.9

■  Weighted average market capitalization $63.49 billion

■  % of holdings with positive earnings surprises 77.8%

■  % of holdings with negative earnings surprises 20.0%

■  Net assets $0.8 million, Institutional Class Shares

Growth of a $25,000 investment in the
Turner Quantitative Large Cap Value Fund,
Institutional Class Shares:

October 10, 2005-September 30, 2010*,**

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Since inception
Turner Quantitative Large Cap Value Fund, Institutional Class Shares	7.24%	-9.48%	-0.24	%**
Turner Quantitative Large Cap Value Fund, Investor Class Shares	7.07%	—	4.53	%***
Russell 1000 Value Index	8.90%	-9.39%	0.30	%**

Sector weightings†:

Manager's discussion and analysis

In the 12 months ended September 30, the Turner Quantitative Large Cap Value Fund, Institutional Class Shares (TLVFX) was up 7.24%. The gain trailed that of the Russell 1000 Value Index, which rose 8.90%.

The fund is invested in large-cap value stocks that rank highly in our proprietary quantitative model. The model had mixed success at picking outperforming stocks: four of the fund's 10 sector investments beat their corresponding index sectors. Positions in the financials and energy sectors, a 37% weighting, enhanced performance to the greatest degree; insurance, securities-exchange, investment-management, petroleum, and energy-services shares did best. Hurting results the most were positions in the health-care and consumer-discretionary sectors, which represented 21% of the portfolio; pharmaceutical, medical-equipment, health-services, apparel, restaurant, and retailing shares were significant detractors.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Quantitative Large Cap Value Fund (Institutional Class Shares) was October 10, 2005. Index returns are based on Institutional Class Shares inception date.

*** The inception date of the Turner Quantitative Large Cap Value Fund (Investor Class Shares) was October 31, 2008.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

Amounts designated as "—" are not applicable.

18 TURNER FUNDS 2010 ANNUAL REPORT

INVESTMENT REVIEW

Turner Global Opportunities Fund

Fund profile

September 30, 2010

■  Ticker symbol TGLBX

  Institutional Class Shares

■  CUSIP #900297623

  Institutional Class Shares

■  Top five holdings††

  (1) Apple

  (2) F5 Networks

  (3) Alexion Pharmaceuticals

  (4) ASML Holding, NY Shares

  (5) Lam Research

■  % in 5 largest holdings  25.5%†

■  Number of holdings 33††

■  Price/earnings ratio 18.0

■  Weighted average market capitalization $36.59 billion

■  % of holdings with positive earnings surprises 70.9%

■  % of holdings with negative earnings surprises 10.1%

■  Net Assets $1 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Global Opportunities Fund,
Institutional Class Shares:

May 7, 2010-September 30, 2010*

Cumulative total returns (Period ending September 30, 2010)

	Since inception
Turner Global Opportunities Fund, Institutional Class Shares	15.20	%**
Turner Global Opportunities Fund, Investor Class Shares	15.00	%**
MSCI World Growth Index	9.53	%**
MSCI World Index	8.14	%**

Sector weightings†:

Manager's discussion and analysis

The Turner Global Opportunities Fund, Institutional Class Shares (TGLBX) got off to a strong start in both absolute and relative terms in its first five months of operation. The fund produced a double-digit gain, 15.20%, which beat the MSCI World Growth Index's 9.53% return by 5.67 percentage points.

On balance, stock selection was superior, with five of eight sector positions outperforming their corresponding index sectors. The two sectors that produced the best results were information technology and consumer discretionary, which amounted to 43% of holdings. In those sectors, semiconductor, data-networking, wireless-communications, retailing, business-services, and apparel shares were among the outperformers. The fund's performance was hurt by unsatisfactory relative returns in the industrials, materials, and health-care sectors, with a combined weighting of 24%. Semiconductor-capital-equipment, heavy-equipment, metals, mining, and biotechnology stocks were the biggest laggards.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Global Opportunities Fund was May 7, 2010. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  Cumulative return, not annualized.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

MSCI — Morgan Stanley Capital International

NY — New York

TURNER FUNDS 2010 ANNUAL REPORT 19

INVESTMENT REVIEW

Turner International Core Growth Fund

Fund profile

September 30, 2010

■  Ticker symbol TICGX

  Institutional Class Shares

■  CUSIP #900297771

  Institutional Class Shares

■  Top five holdings††

  (1) Nestle

  (2) Novartis

  (3) Rio Tinto

  (4) BHP Billiton

  (5) ASML Holding

■  % in 5 largest holdings 13.0%†

■  Number of holdings 70††

■  Price/earnings ratio 16.0

■  Weighted average market capitalization $42.07 billion

■  % of holdings with positive earnings surprises 43.5%

■  % of holdings with negative earnings surprises 15.9%

■  Net assets $5 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner International Core Growth Fund,
Institutional Class Shares:

January 31, 2007-September 30, 2010*,**

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Since inception
Turner International Core Growth Fund, Institutional Class Shares	15.88%	-6.98%	-0.47	%**
Turner International Core Growth Fund, Investor Class Shares	15.61%	—	25.63	%***
MSCI World Growth ex-U.S. Index	8.69%	-8.02%	-2.51	%**

Sector weightings†:

Manager's discussion and analysis

Generally good stock selection resulted in the Turner International Core Growth Fund, Institutional Class Shares (TICGX) recording a 15.88% gain in the 12-month period ended September 30. That return was good enough to beat the MSCI World Growth ex-U.S. Index's 8.69% return by 7.19 percentage points.

Seven of 10 sector positions contributed to the fund's results. Consumer-staples and energy holdings, a 20% weighting, added the most value; in those sectors, food-processing, beverage, supermarket, petroleum, and energy-services shares performed especially well. Information-technology and industrials positions, a 23% weighting, were the two detractors from performance, with semiconductor, data-networking, and heavy-equipment stocks providing weak relative returns.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner International Core Growth Fund (Institutional Class Shares) was January 31, 2007. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner International Core Growth Fund (Investor Class Shares) was October 31, 2008.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

MSCI — Morgan Stanley Capital International

Amounts designated as "—" are not applicable.

20 TURNER FUNDS 2010 ANNUAL REPORT

INVESTMENT REVIEW

Turner Small Cap Equity Fund

Fund profile

September 30, 2010

■  Ticker symbol TSEIX

  Investor Class Shares

■  CUSIP #87252R714

  Investor Class Shares

■  Top five holdings†††

  (1) Earthlink

  (2) Sally Beauty Holdings

  (3) 99 Cents Only Stores

  (4) Mentor Graphics

  (5) Syniverse Holdings

■  % in 5 largest holdings 9.3%†

■  Number of holdings 86†††

■  Price/earnings ratio 15.4

■  Weighted average market capitalization $1.45 billion

■  % of holdings with positive earnings surprises 69.4%

■  % of holdings with negative earnings surprises 16.5%

■  Net assets $6 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Small Cap Equity Fund,
Investor Class Shares:

March 4, 2002-September 30, 2010*,***

Average annual total returns (Periods ending September 30, 2010)

	One year	Three years	Five years	Since inception
Turner Small Cap Equity Fund, Institutional Class Shares	12.82%	—	—	24.14	%**
Turner Small Cap Equity Fund, Investor Class Shares	12.53%	-8.53%	-2.34%	5.41	%***
Russell 2000 Index	13.35%	-4.29%	1.60%	5.24	%***

Sector weightings†:

Manager's discussion and analysis

The Turner Small Cap Equity Fund, Investor Class Shares (TSEIX) returned 12.53% in the 12-month period ended September 30. The fund's gain was less than that of the benchmark, the Russell 2000 Index, which climbed 13.35%.

The fund is invested in both growth and value stocks in the 10 market sectors; five of those sector positions beat their index counterparts, but they didn't represent enough of a portfolio mass to prevent the fund from underperforming. Industrials and health-care shares, which amounted to a 24% position, produced the strongest relative returns. In those sectors, heavy-equipment, construction, health-services, and medical-equipment stocks delivered extra return. Financials and information-technology shares, a 40% weighting, were the biggest drags on performance. Banking, insurance, real-estate, information-services, software, and digital-equipment stocks recorded subpar results.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Small Cap Equity Fund (Institutional Class Shares) was February 1, 2009.

***  The inception date of the Turner Small Cap Equity Fund (Investor Class Shares) was March 4, 2002. Index returns are based on Investor Class Shares inception date.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

TURNER FUNDS 2010 ANNUAL REPORT 21

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

September 30, 2010

	Shares	Value (000)
Common stock—69.3%
Consumer discretionary—10.5%
Abercrombie & Fitch, Cl A	22,710	$893
Anta Sports Products	157,000	364
Belle International Holdings	93,000	187
Brilliance China Automotive Holdings*	345,329	257
Buffalo Wild Wings*	37,160	1,779
California Pizza Kitchen*	18,690	319
Citi Trends*	12,860	312
Coach	9,300	400
Columbia Sportswear	6,880	402
CROCS*	129,450	1,684
Deckers Outdoor*	18,070	903
DineEquity*	9,730	438
Education Management*	25,766	378
Fossil*	4,910	264
Gaylord Entertainment*	14,160	432
Guess?	24,320	988
Haier Electronics Group*	689,470	581
Harley-Davidson	11,980	341
Interpublic Group of Cos.*	50,620	508
J.C. Penney	40,370	1,097
Joe's Jeans*	209,360	442
Li & Fung	72,000	405
Liberty Media - Starz, Ser A*	10,960	711
L'Occitane International*	94,250	262
Maidenform Brands*	33,930	979
Nordstrom	12,500	465
Parkson Retail Group	127,000	221
PF Chang's China Bistro	20,580	951
Skechers U.S.A., Cl A*	21,300	500
Starbucks	54,150	1,385
Starwood Hotels & Resorts Worldwide	43,100	2,265
Talbots*	114,121	1,495
Tempur-Pedic International*	9,270	287
True Religion Apparel*	11,274	241
Unifi*	60,880	274
Urban Outfitters*	20,910	657
WMS Industries*	16,100	613
Wyndham Worldwide	17,260	474
Total Consumer discretionary		25,154

	Shares	Value (000)
Consumer staples—1.3%
Alberto-Culver, Cl B	15,230	$574
Green Mountain Coffee Roasters*	26,270	819
Hengan International Group	26,802	267
Mead Johnson Nutrition, Cl A	16,990	967
Prestige Brands Holdings*	44,160	437
Total Consumer staples		3,064
Energy—3.1%
BreitBurn Energy Partners LP	45,540	832
Cairn Energy*	34,500	246
Cimarex Energy	8,130	538
Complete Production Services*	32,670	668
EXCO Resources	30,620	455
National Oilwell Varco	32,840	1,460
Occidental Petroleum	8,760	686
RPC	25,690	544
Weatherford International*	114,960	1,966
Total Energy		7,395
Financials—15.5%
Affiliated Managers Group*	23,090	1,801
Aflac	28,480	1,473
Alexandria Real Estate Equities	7,495	525
AMB Property	52,730	1,396
American Express	44,220	1,859
Banco Compartamos	29,502	188
Banco Latinoamericano de Comercio Exterior, Cl E	29,670	429
Bank of Nova Scotia	21,390	1,140
Bank of the Ozarks	14,120	524
BlackRock, Cl A	4,570	778
Blackstone Group LP	23,580	299
BNP Paribas	11,780	838
BR Malls Participacoes	150,620	1,243
Brown & Brown	108,180	2,184
CB Richard Ellis Group, Cl A*	24,390	446
Citigroup*	1,026,810	4,004
Digital Realty Trust	9,020	556
Discover Financial Services	31,960	533
Entertainment Properties Trust	14,690	634
First Horizon National*	2,440	28
Greenhill	4,940	392
Highwoods Properties	18,570	603
Host Hotels & Resorts	69,460	1,006

22 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
IntercontinentalExchange*	29,050	$3,042
Invesco	27,050	574
Julius Baer Group	25,950	945
Kilroy Realty	13,510	448
MetLife	10,740	413
MSCI, Cl A*	23,880	793
National Financial Partners*	48,880	619
Och-Ziff Capital Management Group LLC, Cl A	96,890	1,444
Prudential Financial	15,540	842
Safeguard Scientifics*	37,470	469
Signature Bank*	18,510	719
Simon Property Group	8,640	801
Sun Hung Kai Properties	41,670	720
Tennessee Commerce Bancorp*	79,399	321
Travelers	6,400	333
Validus Holdings	32,910	868
Ventas	14,870	767
Total Financials		36,997
Health care—19.4%
Abbott Laboratories	30,880	1,613
Alexion Pharmaceuticals*	12,170	783
Allergan	18,310	1,218
Amarin ADR*	80,314	207
AMERIGROUP*	11,490	488
Angiodynamics*	18,960	289
Arqule*	51,600	266
Arthrocare*	15,000	408
BioMarin Pharmaceutical*	10,590	237
Bristol-Myers Squibb	43,150	1,170
Charles River Laboratories International*	60,320	2,000
Community Health Systems*	43,530	1,348
Cooper	11,280	521
DexCom*	13,960	185
Dynavax Technologies*	56,520	103
Eli Lilly	55,680	2,034
Emergency Medical Services, Cl A*	29,820	1,588
Endo Pharmaceuticals Holdings*	13,190	438
GlaxoSmithKline ADR	49,070	1,939
Health Management Associates, Cl A*	38,370	294
HeartWare International*	2,290	157
Hill-Rom Holdings	6,710	241

	Shares	Value (000)
Hospira*	77,160	$4,399
Human Genome Sciences*	23,230	692
ICON ADR*	35,610	770
Impax Laboratories*	13,000	257
Intuitive Surgical*	4,710	1,336
King Pharmaceuticals*	30,420	303
Lincare Holdings	24,450	613
Medco Health Solutions*	15,720	818
NPS Pharmaceuticals*	92,800	635
Onyx Pharmaceuticals*	53,100	1,401
Orthofix International*	60,650	1,906
Pfizer	235,480	4,043
Pharmasset*	6,060	179
Salix Pharmaceuticals*	4,650	185
Savient Pharmaceuticals*	55,510	1,269
Sequenom*	23,640	166
Shire ADR	34,480	2,320
United Therapeutics*	32,310	1,810
UnitedHealth Group	8,570	301
Universal Health Services, Cl B	75,180	2,921
Valeant Pharmaceuticals International*	48,636	1,218
Varian Medical Systems*	4,260	258
Volcano*	32,120	834
Watson Pharmaceuticals*	3,580	152
Total Health care		46,313
Industrials—3.4%
A123 Systems*	42,070	377
Bucyrus International, Cl A	18,380	1,275
Continental Airlines, Cl B*	98,470	2,446
DryShips*	94,310	454
Ener1*	77,520	285
GATX	13,550	397
HUB Group, Cl A*	11,940	349
Manpower	8,100	423
MSC Industrial Direct, Cl A	8,540	462
SFN Group*	35,940	216
Union Pacific	8,550	699
United Parcel Service, Cl B	12,660	844
Total Industrials		8,227
Information technology—13.1%
Adobe Systems*	41,890	1,095
Apple*	8,880	2,520

TURNER FUNDS 2010 ANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Ariba*	17,690	$334
ARM Holdings ADR	22,180	416
ASML Holding, NY Shares	20,790	618
Atheros Communications*	19,750	520
Blackboard*	9,330	336
Broadcom, Cl A	14,630	518
Cirrus Logic*	44,370	792
Cree*	8,950	486
Cypress Semiconductor*	144,050	1,812
Digimarc*	25,680	602
Entropic Communications*	135,730	1,303
F5 Networks*	4,340	451
Factset Research Systems	4,430	359
Fidelity National Information Services	53,230	1,444
GSI Commerce*	36,400	899
HSW International*	54,339	336
Hypercom*	136,230	885
Isilon Systems*	21,450	478
Juniper Networks*	15,370	466
Lender Processing Services	12,480	415
Linear Technology	16,500	507
LogMeIn*	14,040	505
Mediamind Technologies*	26,370	364
Motorola*	131,000	1,117
Netlogic Microsystems*	84,530	2,331
Omnivision Technologies*	40,920	943
Power-One*	37,270	339
QUALCOMM	16,370	739
Rackspace Hosting*	13,040	339
Radiant Systems*	36,580	626
SanDisk*	14,800	542
Sonic Solutions*	34,050	388
Teradata*	11,640	449
Ultratech*	84,880	1,452
Varian Semiconductor Equipment Associates*	25,990	748
VeriFone Systems*	33,440	1,039
VirnetX Holding	80,210	1,178
VistaPrint*	6,350	245
ZTE, Cl H	135,000	538
Total Information technology		31,474

	Shares/ Contracts	Value (000)
Materials—3.0%
CF Industries Holdings	14,560	$1,391
Freeport-McMoRan Copper & Gold	5,180	442
General Moly*	96,500	353
Goldcorp	10,370	451
Huntsman	59,090	683
Mosaic	12,010	706
Schweitzer-Mauduit International	10,050	586
Temple-Inland	74,620	1,392
United States Steel	14,860	652
Walter Energy	5,630	458
Total Materials		7,114
Total Common stock (Cost $157,408)		165,738
Exchange traded funds—0.9%
iShares Dow Jones U.S. Real Estate Index Fund	16,720	884
Market Vectors Junior Gold Miners ETF	25,950	867
ProShares UltraShort Technology	24,080	473
Total Exchange traded funds (Cost $1,971)		2,224
Exchange traded note—0.7%
iPATH S&P 500 VIX Short-Term Futures ETN	91,490	1,584
Total Exchange traded note (Cost $1,544)		1,584
Put option contracts*—0.1%
iShares Russell 2000 Index Fund, 11/10 at $65	908	142
NetEase.com, 10/10 at $37	195	8
Total Put option contracts (Cost $201)		150
Call option contract*—0.0%
Micron Technologies, 10/10 at $7	456	21
Total Call option contract (Cost $12)		21

24 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Cash equivalent—13.3%
BlackRock TempCash Fund Institutional Shares 0.240%**	31,894,964	$31,895
Total Cash equivalent (Cost $31,895)		31,895
Total Investments—84.3% (Cost $193,031)		$201,612

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $239,056.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

LLC — Limited Liability Company

LP — Limited Partnership

NY — New York

Ser — Series

S&P — Standard & Poor's

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

September 30, 2010

	Shares	Value (000)
Common stock—38.6%
Consumer discretionary—6.7%
Adidas	5,063	$313
Advance Auto Parts	5,990	351
AutoNation*	24,710	575
Bed Bath & Beyond*	12,590	547
Buckle	9,730	258
Chipotle Mexican Grill, Cl A*	5,830	1,003
Galaxy Entertainment Group*	223,969	200
Gymboree*	6,010	250
H&R Block	66,390	860
Li Ning	69,000	210
Life Time Fitness*	12,990	513
MarineMax*	25,210	177
NetFlix*	3,990	647
Panera Bread, Cl A*	11,900	1,054
Peet's Coffee & Tea*	23,550	806
Polo Ralph Lauren, Cl A	4,430	398
Ross Stores	43,330	2,367
Shenzhou International Group Holdings	138,263	169
Strayer Education	2,300	401
Tiffany	25,100	1,179
Tractor Supply	7,230	287
Weight Watchers International	11,910	371
Williams-Sonoma	17,810	565
Yum! Brands	52,720	2,428
Total Consumer discretionary		15,929
Consumer staples—2.1%
American Dairy*	33,820	353
Avon Products	15,080	484
Campbell Soup	14,290	511
Colgate-Palmolive	5,950	457
Kellogg	28,070	1,418
Ralcorp Holdings*	8,750	512
Wal-Mart Stores	26,540	1,421
Total Consumer staples		5,156
Energy—2.0%
Chevron	17,310	1,403
Encana	48,730	1,473
FMC Technologies*	21,420	1,463
Noble	13,390	452
Total Energy		4,791

	Shares	Value (000)
Financials—10.3%
Apartment Investment & Management, Cl A	32,860	$703
Arch Capital Group*	16,780	1,406
Banco Santander Chile ADR	12,190	1,177
Bank of Montreal	7,040	407
CBOE Holdings	40,150	805
City National	13,230	702
Cullen/Frost Bankers	11,670	629
Deutsche Bank	45,400	2,494
Duke Realty	62,770	727
Equity One	121,240	2,046
Legg Mason	44,070	1,336
Lincoln National	31,980	765
Morgan Stanley	34,730	857
optionsXpress Holdings*	40,180	617
PNC Financial Services Group	22,290	1,157
Prosperity Bancshares	12,670	411
Raiffeisen International Bank Holding	8,327	388
Schroders	18,500	418
SVB Financial Group*	30,060	1,272
TCF Financial	20,310	329
TD Ameritrade Holding*	48,010	775
UBS	125,340	2,135
Unum Group	115,720	2,563
Weingarten Realty Investors	20,700	452
Total Financials		24,571
Health care—7.9%
AstraZeneca ADR	22,610	1,146
athenahealth*	10,810	357
Auxilium Pharmaceuticals*	20,610	511
Biogen Idec*	10,900	612
Cadence Pharmaceuticals*	28,100	234
Cardinal Health	18,710	618
Conceptus*	38,690	532
Covance*	19,490	912
Genomic Health*	29,700	397
Isis Pharmaceuticals*	53,630	450
Johnson & Johnson	76,800	4,758
MannKind*	32,920	222
Mednax*	7,650	408
Medtronic	24,180	812
MELA Sciences*	23,585	154

26 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Momenta Pharmaceuticals*	11,010	$166
Myriad Genetics*	111,460	1,829
NuVasive*	21,740	764
Perrigo	6,300	405
Quest Diagnostics	12,300	621
Roche Holding ADR	41,070	1,402
Somaxon Pharmaceuticals*	194,070	755
Stryker	16,260	814
Total Health care		18,879
Industrials—0.2%
ITT	6,870	322
Robert Half International	7,870	204
Total Industrials		526
Information technology—8.7%
Autodesk*	42,180	1,348
Avago Technologies*	23,510	529
Celestica*	42,690	360
Cisco Systems*	21,550	472
Dolby Laboratories, Cl A*	8,270	470
Fairchild Semiconductor International, Cl A*	49,190	463
International Rectifier*	22,090	466
Intersil, Cl A	35,090	410
Intuit*	10,260	449
Kulicke & Soffa Industries*	74,750	463
Logitech International*	13,920	242
Marvell Technology Group*	81,450	1,426
Microsoft	23,010	564
Molex	17,680	370
Monolithic Power Systems*	20,290	331
Monster Worldwide*	12,700	165
NetEase.com ADR*	14,530	573
Novellus Systems*	18,430	490
OpenTable*	14,470	985
Red Hat*	34,470	1,413
Research In Motion*	45,420	2,212
SAP ADR	38,320	1,890
Sohu.com*	9,550	550
Telefonaktiebolaget LM Ericsson ADR	40,510	444
Tyco Electronics	18,090	528

	Shares	Value (000)
Volterra Semiconductor*	21,790	$469
WebMD Health, Cl A*	55,550	2,771
Total Information technology		20,853
Materials—0.7%
Allegheny Technologies	11,400	529
Compass Minerals International	4,670	358
Sherwin-Williams	9,150	688
Total Materials		1,575
Total Common stock (Proceeds $91,411)		92,280
Exchange traded funds—10.1%
Industrial Select Sector SPDR Fund	40,340	1,262
iShares S&P SmallCap 600/BARRA Growth Index Fund	45,820	2,862
Materials Select Sector SPDR Fund	18,780	616
Pharmaceutical HOLDRs Trust	36,200	2,344
Powershares QQQ	32,440	1,592
Semiconductor HOLDRs Trust	39,780	1,102
SPDR S&P 500 ETF Trust	54,840	6,259
SPDR S&P Metals & Mining ETF	15,570	833
SPDR S&P Retail ETF	72,250	3,019
Vanguard Small-Cap Growth ETF	62,590	4,180
Total Exchange traded funds (Proceeds $23,274)		24,069
Total Securities sold short—48.7% (Proceeds $114,685)		$116,349

As of September 30, 2010, all of the Fund's investments in securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $239,056.**

  *  Non-income producing security.

  **  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor's

SPDR — Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 27

FINANCIAL STATEMENTS

Schedule of open options written

Turner Spectrum Fund

September 30, 2010

	Contracts	Value (000)
Written call options*—0.1%
Abbott Laboratories, 11/10 at $52.5	344	$36
Bristol-Myers Squibb, 12/10 at $27	413	49
Eli Lilly, 01/11 at $36	870	91
GlaxoSmithKline, 11/10 at $39	446	67
Pfizer, 12/10 at $17	656	53
Total Open options written (Premiums received $240)		$296

As of September 30, 2010, all of the Fund's investments in open options written were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $239,056.**

  *  Non-income producing securities.

  **  This numbers is listed in thousands.

The accompanying notes are an integral part of the financial statements.

28 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Concentrated Growth Fund

September 30, 2010

	Shares	Value (000)
Common stock—95.1%†
Consumer discretionary—13.3%
Guess?	41,600	$1,690
Las Vegas Sands*	58,810	2,050
Starbucks	77,960	1,994
Total Consumer discretionary		5,734
Energy—7.9%
Cimarex Energy	18,290	1,211
Halliburton	65,510	2,166
Total Energy		3,377
Financials—8.2%
CB Richard Ellis Group, Cl A*	99,240	1,814
Citigroup*	436,850	1,704
Total Financials		3,518
Health care—8.3%
Intuitive Surgical*	6,710	1,904
United Therapeutics*	29,420	1,648
Total Health care		3,552
Industrials—5.0%
Caterpillar	27,330	2,150
Total Industrials		2,150
Information technology—43.4%
Apple*	9,050	2,568
ASML Holding, NY Shares	44,880	1,335
Baidu ADR*	23,060	2,366
Broadcom, Cl A	59,570	2,108
F5 Networks*	12,650	1,313
Lam Research*	37,950	1,588
Micron Technology*	286,260	2,064
QUALCOMM	51,300	2,315
Salesforce.com*	13,930	1,557
VMware, Cl A*	16,890	1,435
Total Information technology		18,649

	Shares	Value (000)
Materials—9.0%
Goldcorp	47,930	$2,086
Solutia*	110,250	1,766
Total Materials		3,852
Total Common stock (Cost $33,005)		40,832
Cash equivalent—0.3%
BlackRock TempCash Fund Institutional Shares 0.240%**	131,008	131
Total Cash equivalent (Cost $131)		131
Total Investments—95.4% (Cost $33,136)		$40,963

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $42,924.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 29

FINANCIAL STATEMENTS

Schedule of investments

Turner Core Growth Fund

September 30, 2010

	Shares	Value (000)
Common stock—100.4%†
Consumer discretionary—12.6%
Amazon.com*	58,840	$9,241
Coach	154,700	6,646
DIRECTV, Cl A*	144,920	6,033
Dollar Tree*	78,255	3,816
Guess?	96,105	3,905
Las Vegas Sands*	301,910	10,522
priceline.com*	11,630	4,051
Pulte Group*	818,190	7,167
Starbucks	310,440	7,941
Starwood Hotels & Resorts Worldwide	122,640	6,445
Urban Outfitters*	75,460	2,372
Total Consumer discretionary		68,139
Consumer staples—9.2%
Archer-Daniels-Midland	323,620	10,330
Mead Johnson Nutrition, Cl A	187,040	10,645
PepsiCo	336,950	22,387
Whole Foods Market*	174,869	6,489
Total Consumer staples		49,851
Energy—11.2%
Cimarex Energy	81,370	5,385
Concho Resources*	80,850	5,350
ConocoPhillips	208,330	11,964
First Solar* #	28,700	4,229
Halliburton	423,390	14,002
National Oilwell Varco	87,730	3,901
Occidental Petroleum	137,790	10,789
QEP Resources	165,100	4,976
Total Energy		60,596
Financials—14.1%
American Express	325,600	13,685
CB Richard Ellis Group, Cl A*	312,620	5,715
Citigroup*	2,326,800	9,074
Digital Realty Trust #	95,830	5,913
HDFC Bank ADR #	27,020	4,982
Health Care REIT	59,770	2,829
Host Hotels & Resorts	393,270	5,695
IntercontinentalExchange*	71,550	7,493
MSCI, Cl A*	108,570	3,606

	Shares	Value (000)
Simon Property Group	92,230	$8,553
T. Rowe Price Group	177,620	8,892
Total Financials		76,437
Health care—11.3%
Abbott Laboratories	221,910	11,593
Alexion Pharmaceuticals*	84,520	5,440
Allergan	124,580	8,288
Celgene*	74,560	4,296
Cerner*	46,380	3,895
Express Scripts*	112,490	5,478
Hospira*	75,964	4,331
Human Genome Sciences*	149,959	4,467
Intuitive Surgical*	25,278	7,172
Universal Health Services, Cl B	156,452	6,080
Total Health care		61,040
Industrials—7.4%
Caterpillar	143,630	11,301
Cummins	137,890	12,490
Deere	106,850	7,456
Delta Air Lines*	341,080	3,970
Fastenal	89,990	4,787
Total Industrials		40,004
Information technology—25.0%
Apple*	116,720	33,119
ASML Holding, NY Shares	237,750	7,068
Baidu ADR*	51,030	5,237
Broadcom, Cl A	288,080	10,195
F5 Networks*	78,900	8,190
Factset Research Systems	74,769	6,066
Fidelity National Information Services	322,740	8,756
Lam Research*	322,930	13,515
Micron Technology*	393,450	2,837
Motorola*	659,430	5,625
NetApp*	90,570	4,510
QUALCOMM	296,580	13,382
Salesforce.com*	67,490	7,545
SanDisk*	99,590	3,650
VMware, Cl A*	66,930	5,685
Total Information technology		135,380

30 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Core Growth Fund

	Shares	Value (000)
Materials—3.1%
Cliffs Natural Resources	70,970	$4,536
Goldcorp	199,950	8,702
United States Steel	79,030	3,465
Total Materials		16,703
Telecommunication services—5.3%
America Movil, Ser L ADR	196,610	10,485
NII Holdings*	224,750	9,237
Sprint Nextel*	1,938,110	8,974
Total Telecommunication services		28,696
Utilities—1.2%
Questar	391,235	6,858
Total Utilities		6,858
Total Common stock (Cost $442,376)		543,704
Cash equivalent—2.0%
BlackRock TempCash Fund Institutional Shares 0.240%** (1)	10,643,165	10,643
Total Cash equivalent (Cost $10,643)		10,643
Total Investments—102.4% (Cost $453,019)		$554,347

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $541,400.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2010. The total value of securities on loan at September 30, 2010, was $10,377.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2010 was $10,643.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

REIT — Real Estate Investment Trust

Ser — Series

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 31

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

September 30, 2010

	Shares	Value (000)
Common 92.0%
Consumer discretionary—17.2%
7 Days Group Holdings ADR*	298,630	$5,372
AnnTaylor Stores*	205,390	4,157
Asbury Automotive Group*	239,530	3,370
Boyd Gaming* #	84,630	614
Buffalo Wild Wings* #	113,330	5,427
California Pizza Kitchen*	241,630	4,122
Chico's FAS	72,390	762
Children's Place Retail Stores*	76,120	3,712
Citi Trends*	204,730	4,957
Cooper Tire & Rubber	256,400	5,033
Cracker Barrel Old Country Store	83,110	4,219
CROCS*	56,950	741
Deckers Outdoor*	287,210	14,349
G-III Apparel Group*	61,180	1,920
Imax*	128,030	2,159
Jo-Ann Stores*	58,660	2,613
JOS A Bank Clothiers*	130,570	5,564
Ryland Group	199,420	3,574
Steven Madden*	78,330	3,216
Ulta Salon Cosmetics & Fragrance*	64,640	1,887
Total Consumer discretionary		77,768
Consumer staples—4.6%
Boston Beer, Cl A*	37,240	2,490
Green Mountain Coffee Roasters*	148,275	4,625
TreeHouse Foods*	149,367	6,886
United Natural Foods*	207,908	6,890
Total Consumer staples		20,891
Energy—5.9%
Brigham Exploration*	269,705	5,057
Carrizo Oil & Gas*	172,788	4,137
James River Coal*	193,460	3,391
Key Energy Services*	407,080	3,871
Lufkin Industries	42,930	1,885
Rex Energy*	143,400	1,836
Swift Energy*	99,980	2,807
T-3 Energy Services*	137,710	3,601
Total Energy		26,585
Financials—5.7%
American Physicians Capital	215,530	8,936
Harleysville Group	85,890	2,816

	Shares	Value (000)
IBERIABANK	45,586	$2,279
Oriental Financial Group	198,220	2,636
Radian Group	684,100	5,350
Sunstone Hotel Investors*	256,190	2,323
Umpqua Holdings	135,180	1,533
Total Financials		25,873
Health care—17.3%
Acorda Therapeutics*	70,732	2,335
AGA Medical Holdings* #	77,267	1,078
Alexion Pharmaceuticals*	137,620	8,857
AMERIGROUP*	177,610	7,543
Ardea Biosciences*	70,630	1,625
Bio-Reference Labs*	127,170	2,653
Catalyst Health Solutions*	113,300	3,989
DexCom*	114,500	1,514
HeartWare International* #	21,860	1,503
HMS Holdings*	62,400	3,678
ICON ADR*	220,670	4,771
Impax Laboratories*	112,670	2,226
Kendle International*	204,234	1,903
Molina Healthcare*	96,580	2,607
Orthofix International*	266,610	8,377
Par Pharmaceutical*	52,250	1,520
Parexel International*	182,214	4,215
Pharmasset*	87,280	2,575
PSS World Medical*	76,000	1,625
Quality Systems #	65,460	4,341
Questcor Pharmaceuticals*	271,300	2,691
SXC Health Solutions*	116,194	4,237
Volcano*	104,530	2,716
Total Health care		78,579
Industrials—15.1%
American Science & Engineering	26,089	1,921
ArvinMeritor*	325,250	5,054
Bucyrus International, Cl A	162,591	11,276
Clean Harbors*	63,930	4,331
Consolidated Graphics*	59,937	2,484
Copa Holdings, Cl A	72,421	3,904
EnPro Industries*	134,010	4,192
ESCO Technologies	94,340	3,138
Genesee & Wyoming, Cl A*	155,525	6,748
HUB Group, Cl A*	152,408	4,460
Huron Consulting Group*	137,160	3,016

32 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Kforce*	302,990	$4,157
Middleby*	28,800	1,826
Triumph Group	111,866	8,344
United Stationers*	63,812	3,415
Total Industrials		68,266
Information technology—19.6%
Acme Packet*	93,524	3,548
ANSYS*	172,350	7,282
Ariba*	399,180	7,545
Aruba Networks*	189,110	4,036
Atheros Communications*	63,510	1,674
Blue Coat Systems*	157,480	3,789
Bottomline Technologies*	117,242	1,801
Camelot Information Systems*	210,940	3,706
Cavium Networks*	110,200	3,169
Cirrus Logic*	254,280	4,536
Cogo Group*	190,460	1,177
Entropic Communications*	397,960	3,820
Hittite Microwave*	95,140	4,534
Kenexa*	148,200	2,596
Manhattan Associates*	155,610	4,567
MAXIMUS	54,510	3,357
Netlogic Microsystems*	109,490	3,020
Netscout Systems*	124,740	2,558
Omnivision Technologies*	137,240	3,162
Plexus*	96,850	2,842
Power Integrations	79,030	2,512
Power-One*	394,140	3,583
Radiant Systems*	195,300	3,340
RealD*	58,054	1,073
Synchronoss Technologies*	149,940	2,670
Terremark Worldwide*	132,170	1,367
Xyratex*	121,956	1,810
Total Information technology		89,074
Materials—6.3%
A Schulman	66,580	1,342
Domtar	76,050	4,911
Globe Specialty Metals	242,450	3,404
Huntsman	553,627	6,400
Solutia*	320,245	5,130
Walter Energy	92,350	7,507
Total Materials		28,694

	Shares	Value (000)
Utilities—0.3%
Artesian Resources, Cl A	61,185	$1,167
Total Utilities		1,167
Total Common stock (Cost $312,106)		416,897
Exchange traded fund—2.5%
iShares Russell 2000 Growth Index Fund #	153,790	11,494
Total Exchange traded fund (Cost $10,606)		11,494
Cash equivalent—6.4%
BlackRock TempCash Fund Institutional Shares 0.240%** (1)	29,120,974	29,121
Total Cash equivalent (Cost $29,121)		29,121
Total Investments—100.9% (Cost $351,833)		$457,512

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $453,268.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  #  Security fully or partially on loan at September 30, 2010. The total value of securities on loan at September 30, 2010, was $15,258.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2010 was $15,714.***

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 33

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Cap Growth Fund

September 30, 2010

	Shares	Value (000)
Common stock—99.4%†
Consumer discretionary—15.7%
Amazon.com*	13,030	$2,046
Coach	38,950	1,673
DIRECTV, Cl A*	40,180	1,673
Dollar Tree*	22,195	1,082
Guess?	35,820	1,455
Las Vegas Sands*	67,200	2,342
priceline.com*	3,900	1,359
Pulte Group*	109,450	959
Starbucks	99,830	2,554
Starwood Hotels & Resorts Worldwide	44,650	2,346
Urban Outfitters*	41,000	1,289
Total Consumer discretionary		18,778
Consumer staples—9.1%
Archer-Daniels-Midland	56,880	1,816
Mead Johnson Nutrition, Cl A	34,320	1,953
PepsiCo	81,740	5,431
Whole Foods Market* #	45,790	1,699
Total Consumer staples		10,899
Energy—11.2%
Cimarex Energy	25,480	1,686
Concho Resources*	20,710	1,370
ConocoPhillips	45,600	2,619
First Solar* #	6,310	930
Halliburton	103,740	3,431
National Oilwell Varco	25,520	1,135
Occidental Petroleum	27,390	2,144
Total Energy		13,315
Financials—5.6%
American Express	49,600	2,084
Bank of Nova Scotia	20,750	1,106
CB Richard Ellis Group, Cl A*	74,500	1,362
Citigroup*	259,430	1,012
IntercontinentalExchange*	10,800	1,131
Total Financials		6,695
Health care—9.2%
Abbott Laboratories	48,580	2,538
Allergan	23,920	1,591
Celgene*	19,420	1,119

	Shares	Value (000)
Cerner*	13,070	$1,098
Express Scripts*	24,390	1,188
Human Genome Sciences*	30,170	899
Intuitive Surgical*	4,150	1,177
Universal Health Services, Cl B	34,380	1,336
Total Health care		10,946
Industrials—9.0%
Caterpillar	35,020	2,756
CSX	24,330	1,346
Cummins	30,220	2,737
Deere	22,770	1,589
Delta Air Lines*	90,800	1,057
Fastenal #	24,240	1,289
Total Industrials		10,774
Information technology—34.9%
Acme Packet*	15,600	592
Akamai Technologies*	15,790	792
Apple*	30,780	8,734
ASML Holding, NY Shares	54,930	1,633
Atheros Communications*	31,590	832
Baidu ADR*	16,440	1,687
Broadcom, Cl A	103,210	3,653
Cognizant Technology Solutions, Cl A*	40,810	2,631
Cypress Semiconductor*	109,070	1,372
F5 Networks*	18,670	1,938
Lam Research*	64,120	2,684
Micron Technology*	142,755	1,029
Motorola*	305,600	2,607
NetApp*	34,990	1,742
Netlogic Microsystems*	50,920	1,404
QUALCOMM	66,000	2,978
Salesforce.com*	17,440	1,950
SanDisk*	35,150	1,288
VMware, Cl A*	25,000	2,124
Total Information technology		41,670
Materials—3.5%
Cliffs Natural Resources	15,590	997
Goldcorp	46,560	2,026
United States Steel	27,470	1,204
Total Materials		4,227

34 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Large Cap Growth Fund

	Shares	Value (000)
Telecommunication services—1.2%
American Tower, Cl A*	28,670	$1,470
Total Telecommunication services		1,470
Total Common stock (Cost $99,119)		118,774
Cash equivalent—4.0%
BlackRock TempCash Fund Institutional Shares 0.240%** (1)	4,759,963	4,760
Total Cash equivalent (Cost $4,760)		4,760
Total Investments—103.4% (Cost $103,879)		$123,534

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $119,521.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2010. The total value of securities on loan at September 30, 2010, was $3,911.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2010 was $4,028.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 35

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

September 30, 2010

	Shares	Value (000)
Common stock—99.3%†
Consumer discretionary—18.6%
Abercrombie & Fitch, Cl A	331,830	$13,048
BorgWarner*	228,810	12,040
Coach	345,020	14,822
Dick's Sporting Goods*	216,090	6,059
Dollar Tree*	226,824	11,060
Focus Media Holding ADR*	527,087	12,808
Guess?	339,872	13,809
Interpublic Group of Cos.*	1,107,880	11,112
Nordstrom	375,570	13,971
PF Chang's China Bistro	129,960	6,004
Starwood Hotels & Resorts Worldwide	393,830	20,696
Urban Outfitters*	376,064	11,824
WMS Industries*	290,655	11,065
Wynn Resorts #	153,185	13,292
Total Consumer discretionary		171,610
Consumer staples—5.4%
Green Mountain Coffee Roasters* #	290,830	9,071
Hansen Natural*	118,502	5,525
Hershey	187,170	8,907
Mead Johnson Nutrition, Cl A	247,920	14,109
Whole Foods Market* #	313,450	11,632
Total Consumer staples		49,244
Energy—6.4%
Alpha Natural Resources*	213,840	8,800
Cameron International*	183,740	7,894
Cimarex Energy	156,550	10,360
Concho Resources*	182,640	12,085
First Solar* #	41,720	6,147
QEP Resources	174,736	5,267
Whiting Petroleum*	84,420	8,063
Total Energy		58,616
Financials—8.1%
CB Richard Ellis Group, Cl A*	642,800	11,750
Digital Realty Trust #	209,490	12,926
Discover Financial Services	398,530	6,648
IntercontinentalExchange*	142,020	14,872
Invesco	218,190	4,632

	Shares	Value (000)
MSCI, Cl A*	246,740	$8,194
T. Rowe Price Group	305,649	15,302
Total Financials		74,324
Health care—12.6%
Alexion Pharmaceuticals*	246,057	15,836
AMERIGROUP*	116,825	4,962
AmerisourceBergen, Cl A	447,268	13,713
DaVita*	75,469	5,210
Emergency Medical Services, Cl A*	16,540	881
Henry Schein*	135,004	7,908
Hospira*	162,920	9,288
Human Genome Sciences*	271,790	8,097
Intuitive Surgical*	45,702	12,967
Onyx Pharmaceuticals*	174,686	4,608
United Therapeutics*	230,696	12,922
Universal Health Services, Cl B	310,340	12,060
Valeant Pharmaceuticals International* #	317,770	7,960
Total Health care		116,412
Industrials—10.6%
Canadian Pacific Railway	152,680	9,303
Continental Airlines, Cl B*	554,672	13,778
Cummins	237,600	21,522
Fastenal #	242,780	12,913
Goodrich	218,628	16,119
Joy Global	239,942	16,873
Parker Hannifin	105,470	7,389
Total Industrials		97,897
Information technology—27.0%
Acme Packet*	195,070	7,401
Akamai Technologies*	180,950	9,080
Aruba Networks*	438,050	9,348
ASML Holding, NY Shares	437,580	13,009
Atheros Communications*	260,128	6,855
Broadcom, Cl A	310,931	11,004
Citrix Systems*	172,450	11,768
Cypress Semiconductor*	904,630	11,380
F5 Networks*	249,464	25,897
Fidelity National Information Services	326,910	8,869
GSI Commerce*	384,645	9,501
Lam Research*	389,035	16,281

36 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
LogMeIn*	168,410	$6,059
MercadoLibre* #	77,480	5,592
Micron Technology*	1,245,890	8,983
NetApp*	328,490	16,356
Netlogic Microsystems* #	434,820	11,992
Salesforce.com*	155,180	17,349
SanDisk*	304,860	11,173
SuccessFactors*	311,880	7,831
Varian Semiconductor Equipment Associates*	517,961	14,907
VeriSign*	240,890	7,646
Total Information technology		248,281
Materials—7.7%
CF Industries Holdings	103,390	9,873
Cliffs Natural Resources	151,385	9,677
Ecolab	217,617	11,042
Silver Wheaton*	258,880	6,899
United States Steel #	248,360	10,888
Valspar	280,275	8,927
Walter Energy	168,935	13,733
Total Materials		71,039
Telecommunication services—2.1%
Crown Castle International*	443,830	19,595
Total Telecommunication services		19,595
Utilities—0.8%
Questar	395,536	6,934
Total Utilities		6,934
Total Common stock (Cost $652,648)		913,952
Cash equivalent—9.2%
BlackRock TempCash Fund Institutional Shares 0.240%** (1)	84,571,080	84,571
Total Cash equivalent (Cost $84,571)		84,571
Total Investments—108.5% (Cost $737,219)		$998,523

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $920,695.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2010. The total value of securities on loan at September 30, 2010, was $81,995.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2010 was $84,571.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 37

FINANCIAL STATEMENTS

Schedule of investments

Turner New Enterprise Fund

September 30, 2010

	Shares	Value (000)
Common stock—97.4%†
Consumer discretionary—12.4%
Guess?	21,680	$881
Las Vegas Sands*	20,200	704
Tenneco*	21,370	619
WMS Industries*	17,830	679
Total Consumer discretionary		2,883
Consumer staples—6.2%
Green Mountain Coffee Roasters* #	29,440	918
Whole Foods Market* #	13,980	519
Total Consumer staples		1,437
Energy—7.9%
Cimarex Energy	12,880	853
Concho Resources*	14,950	989
Total Energy		1,842
Financials—11.0%
CB Richard Ellis Group, Cl A*	40,522	741
Citigroup*	131,050	511
National Financial Partners*	60,940	772
Prudential Financial	9,710	526
Total Financials		2,550
Health care—8.1%
Alexion Pharmaceuticals*	15,690	1,010
Edwards Lifesciences*	13,100	878
Total Health care		1,888
Information technology—45.4%
Apple*	3,990	1,132
Aruba Networks*	43,500	928
ASML Holding, NY Shares	27,610	821
Atheros Communications*	19,350	510
Broadcom, Cl A	20,330	719
Cypress Semiconductor*	60,430	760
Entropic Communications*	30,000	288
F5 Networks*	13,740	1,426
Lam Research*	15,390	644
Micron Technology*	92,300	666
Motorola*	108,830	929

	Shares/ Contracts	Value (000)
Netlogic Microsystems* #	36,920	$1,018
Varian Semiconductor Equipment Associates*	24,560	707
Total Information technology		10,548
Materials—6.4%
United States Steel	15,020	659
Walter Energy	10,140	824
Total Materials		1,483
Total Common stock (Cost $15,940)		22,631
Put option contract*—0.3%
iShares Russell 2000 Index Fund, 11/10 at $65	375	76
Total Put option contract (Cost $85)		76
Cash equivalent—8.4%
BlackRock TempCash Fund Institutional Shares 0.240%** (1)	1,943,073	1,943
Total Cash equivalent (Cost $1,943)		1,943
Total Investments—106.1% (Cost $17,968)		$24,650

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $23,227.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2010. The total value of securities on loan at September 30, 2010, was $1,273.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

38 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner New Enterprise Fund

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2010 was $1,316.***

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 39

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

September 30, 2010

	Shares	Value (000)
Common stock—99.0%†
Consumer discretionary—16.9%
7 Days Group Holdings ADR*	58,340	$1,050
Brunswick	100,580	1,531
Buffalo Wild Wings* #	50,780	2,432
Capella Education*	38,370	2,978
CROCS*	259,760	3,379
DineEquity* #	77,680	3,494
Finish Line, Cl A	189,800	2,640
Gaylord Entertainment* #	70,828	2,160
hhgregg* #	71,980	1,782
Orient-Express Hotels, Cl A* #	256,520	2,860
Saks* #	353,320	3,039
Sotheby's	64,411	2,372
Tempur-Pedic International*	83,870	2,600
Texas Roadhouse, Cl A*	241,640	3,397
True Religion Apparel* #	119,010	2,540
Ulta Salon Cosmetics & Fragrance*	86,157	2,516
Warnaco Group*	77,410	3,958
WMS Industries*	42,700	1,626
Total Consumer discretionary		46,354
Consumer staples—2.1%
Central European Distribution*	28,430	634
Diamond Foods	40,170	1,647
United Natural Foods*	105,193	3,486
Total Consumer staples		5,767
Energy—4.2%
James River Coal* #	121,460	2,129
Key Energy Services*	270,977	2,577
Oasis Petroleum*	166,510	3,225
Resolute Energy* #	70,620	781
Rex Energy*	71,838	920
Swift Energy*	69,230	1,944
Total Energy		11,576
Financials—4.2%
Bank of the Ozarks	53,780	1,995
DuPont Fabros Technology	53,370	1,342
Green Dot, Cl A*	40,230	1,951
National Financial Partners*	167,110	2,117
Sunstone Hotel Investors*	142,670	1,294
Tanger Factory Outlet Centers	58,380	2,752
Total Financials		11,451

	Shares	Value (000)
Health care—18.7%
Acorda Therapeutics*	42,900	$1,417
Align Technology*	54,155	1,060
AMERIGROUP*	93,567	3,974
Cepheid*	61,780	1,156
Cooper	65,650	3,034
Emergency Medical Services, Cl A*	68,596	3,653
Healthsouth*	161,510	3,101
Hill-Rom Holdings	62,540	2,245
HMS Holdings*	32,800	1,933
ICON ADR*	96,730	2,091
Impax Laboratories*	64,020	1,265
Incyte*	70,500	1,127
Medicis Pharmaceutical, Cl A	55,890	1,657
Onyx Pharmaceuticals*	50,870	1,342
Parexel International*	105,920	2,450
Pharmasset*	38,210	1,127
PSS World Medical*	82,110	1,756
Psychiatric Solutions*	65,060	2,183
Quality Systems #	46,020	3,052
Regeneron Pharmaceuticals*	24,950	684
Salix Pharmaceuticals*	74,460	2,958
Seattle Genetics*	78,650	1,221
SXC Health Solutions*	55,700	2,031
Tenet Healthcare*	588,170	2,776
Thoratec*	22,960	849
Volcano*	53,940	1,401
Total Health care		51,543
Industrials—18.6%
Actuant, Cl A	133,370	3,062
Alaska Air Group*	49,440	2,523
ArvinMeritor*	227,336	3,533
Baldor Electric	61,510	2,485
Clean Harbors*	34,330	2,326
Copa Holdings, Cl A	32,460	1,750
EnerNOC*	47,450	1,490
EnPro Industries*	66,160	2,069
GATX	45,980	1,348
Genesee & Wyoming, Cl A*	91,270	3,960
GrafTech International*	170,740	2,669
Hexcel*	149,970	2,668
HUB Group, Cl A*	90,960	2,662
Kforce*	170,940	2,345
Knight Transportation	79,450	1,536

40 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Polypore International*	60,847	$1,835
Triumph Group	27,120	2,023
TrueBlue*	157,772	2,154
Watsco	44,450	2,475
WESCO International*	83,230	3,270
Woodward Governor	91,841	2,977
Total Industrials		51,160
Information technology—26.8%
Acme Packet*	80,340	3,048
ADTRAN	95,050	3,355
Applied Micro Circuits*	84,770	848
Ariba*	146,250	2,764
Aruba Networks*	239,976	5,121
Atheros Communications*	66,720	1,758
BroadSoft*	96,150	832
Cavium Networks* #	106,960	3,076
Cirrus Logic*	106,220	1,895
Concur Technologies*	47,940	2,370
Entropic Communications*	245,370	2,356
Finisar* #	157,520	2,960
GSI Commerce*	109,900	2,715
Isilon Systems*	76,570	1,706
Jack Henry & Associates	132,984	3,391
Netlogic Microsystems* #	146,810	4,049
Omnivision Technologies*	131,780	3,036
Rackspace Hosting* #	119,680	3,109
Riverbed Technology*	85,320	3,889
Sapient	164,170	1,965
Semtech*	75,340	1,521
SuccessFactors* #	118,070	2,965
Taleo, Cl A*	119,720	3,471
Teradyne*	318,030	3,543
TIBCO Software*	91,870	1,630
Ultratech*	61,660	1,054
Veeco Instruments* #	69,860	2,436
VeriFone Systems*	94,385	2,933
Total Information technology		73,796
Materials—5.7%
Allied Nevada Gold*	59,060	1,565
Georgia Gulf* #	103,440	1,690
Rock-Tenn, Cl A	46,951	2,339
Schweitzer-Mauduit International	27,097	1,580
Solutia*	206,050	3,301

	Shares	Value (000)
Stillwater Mining*	148,580	$2,502
Temple-Inland	45,520	849
Thompson Creek Metals* #	180,880	1,950
Total Materials		15,776
Telecommunication services—1.8%
Syniverse Holdings*	117,220	2,657
City Telecom (HK) ADR	8,315	105
tw telecom, Cl A*	112,940	2,097
Total Telecommunication services		4,859
Total Common stock (Cost $207,282)		272,282
Cash equivalent—15.4%
BlackRock TempCash Fund Institutional Shares 0.240%** (1)	42,270,038	42,270
Total Cash equivalent (Cost $42,270)		42,270
Total Investments—114.4% (Cost $249,552)		$314,552

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $274,925.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2010. The total value of securities on loan at September 30, 2010, was $36,548.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

TURNER FUNDS 2010 ANNUAL REPORT 41

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2010 was $37,726.***

ADR — American Depositary Receipt

Cl — Class

HK — Hong Kong

The accompanying notes are an integral part of the financial statements.

42 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Quantitative Broad Market Equity Fund

September 30, 2010

	Shares	Value (000)
Common stock—98.4%
Consumer discretionary—12.0%
Amazon.com*	450	$71
CBS, Cl B	4,170	66
Comcast, Cl A	4,560	82
DIRECTV, Cl A*	2,670	111
Guess?	2,140	87
Harley-Davidson	2,670	76
Interpublic Group of Cos.*	7,950	80
J.C. Penney	2,810	76
McDonald's	1,080	80
Starbucks	3,880	99
Target	1,800	96
Tenneco*	3,650	106
Time Warner	2,990	92
TJX	2,570	115
WMS Industries*	2,230	85
Total Consumer discretionary		1,322
Consumer staples—10.1%
Altria Group	2,970	72
Brown-Forman, Cl B	1,810	112
Coca-Cola	1,830	107
CVS Caremark	3,820	120
Dr. Pepper Snapple Group	2,480	88
Lorillard	800	64
PepsiCo	1,596	106
Philip Morris International	2,130	119
Procter & Gamble	2,590	155
Wal-Mart Stores	3,192	171
Total Consumer staples		1,114
Energy—10.3%
Apache	820	80
Chevron	1,530	124
ConocoPhillips	2,240	129
Devon Energy	1,040	67
EQT	2,800	101
Exxon Mobil	1,940	120
First Solar*	790	116
Spectra Energy	4,150	94
Transocean*	1,610	104
Whiting Petroleum*	800	76
Williams	6,280	120
Total Energy		1,131

	Shares	Value (000)
Financials—16.0%
American Express	2,660	$112
Berkshire Hathaway, Cl B*	1,250	103
BlackRock, Cl A	450	77
Capital One Financial	1,320	52
Chubb	1,940	111
Citigroup*	31,920	124
Discover Financial Services	4,150	69
Goldman Sachs Group	550	80
JPMorgan Chase	3,906	149
Lincoln National	3,400	81
MetLife	2,430	94
MSCI, Cl A*	2,530	84
NASDAQ OMX Group*	3,750	73
Progressive	5,190	108
Raymond James Financial	3,570	90
SunTrust Banks	3,850	100
Travelers	2,130	111
US Bancorp	2,330	50
Wells Fargo	3,320	83
Total Financials		1,751
Health care—11.9%
Abbott Laboratories	1,660	87
AMERIGROUP*	2,130	91
Bristol-Myers Squibb	5,880	159
Cerner*	1,030	87
CIGNA	3,020	108
Express Scripts*	1,790	87
Healthsouth*	3,610	69
Intuitive Surgical*	310	88
Johnson & Johnson	2,531	157
McKesson	1,770	109
Pfizer	9,410	161
WellPoint*	1,790	102
Total Health care		1,305
Industrials—9.3%
3M	740	64
Boeing	1,030	69
Caterpillar	1,730	136
Deere	1,550	108
General Electric	5,977	97
Honeywell International	1,680	74
Norfolk Southern	1,930	115

TURNER FUNDS 2010 ANNUAL REPORT 43

FINANCIAL STATEMENTS

Schedule of investments

Turner Quantitative Broad Market Equity Fund

	Shares	Value (000)
Oshkosh*	2,400	$66
Parker Hannifin	1,340	94
Union Pacific	1,520	124
United Parcel Service, Cl B	1,030	69
Total Industrials		1,016
Information technology—17.6%
Amkor Technology*	14,060	93
Analog Devices	2,450	77
Apple*	900	255
ASML Holding, NY Shares	2,700	80
Automatic Data Processing	2,570	108
Broadcom, Cl A	1,980	70
Cisco Systems*	5,977	131
Cree*	1,290	70
Dell*	7,900	103
Google, Cl A*	259	136
Hewlett-Packard	2,620	110
Intel	5,200	100
International Business Machines	820	110
Juniper Networks*	3,790	115
Microsoft	7,367	180
Nuance Communications*	4,010	63
Salesforce.com*	590	66
SanDisk*	1,630	60
Total Information technology		1,927
Materials—5.6%
Air Products & Chemicals	850	70
Ball	2,020	119
Celanese, Ser A	2,270	73
Eastman Chemical	1,080	80
Freeport-McMoRan Copper & Gold	1,440	123
Greif, Cl A	1,280	75
Monsanto	1,540	74
Total Materials		614
Telecommunication services—3.0%
AT&T	4,990	143
MetroPCS Communications*	9,400	98
Verizon Communications	2,770	90
Total Telecommunication services		331

	Shares	Value (000)
Utilities—2.6%
American Electric Power	2,380	$86
Duke Energy	5,190	92
PG&E	2,400	109
Total Utilities		287
Total Common stock (Cost $10,587)		10,798
Cash equivalent—0.2%
BlackRock TempCash Fund Institutional Shares 0.240%**	24,643	25
Total Cash equivalent (Cost $25)		25
Total Investments—98.6% (Cost $10,612)		$10,823

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $10,972.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

Cl — Class

NY — New York

Ser — Series

The accompanying notes are an integral part of the financial statements.

44 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Quantitative Large Cap Value Fund

September 30, 2010

	Shares	Value (000)
Common stock—98.6%†
Consumer discretionary—7.5%
AutoZone*	50	$12
DIRECTV, Cl A*	270	11
Dollar Tree*	150	7
Home Depot	170	5
Johnson Controls	180	5
Mattel	180	4
Stanley Black & Decker	90	6
Time Warner	160	5
Viacom, Cl B	190	7
Total Consumer discretionary		62
Consumer staples—10.3%
Archer-Daniels-Midland	180	6
Avon Products	300	10
Clorox	80	5
Coca-Cola	100	6
Energizer Holdings*	120	8
Hansen Natural*	160	7
Lorillard	120	9
PepsiCo	140	9
Philip Morris International	140	8
Procter & Gamble	150	9
Wal-Mart Stores	140	8
Total Consumer staples		85
Energy—12.2%
Apache	60	6
Chevron	180	14
ConocoPhillips	180	10
Devon Energy	80	5
Exxon Mobil	512	32
Hess	220	13
Occidental Petroleum	100	8
Spectra Energy	360	8
Williams	240	5
Total Energy		101
Financials—25.1%
Aflac	180	9
Allstate	310	10
AMB Property	310	8
American Express	180	8
AON	190	8

	Shares	Value (000)
Berkshire Hathaway, Cl B*	260	$21
CNA Financial*	310	9
Digital Realty Trust	160	10
Goldman Sachs Group	30	4
JPMorgan Chase	550	21
Lincoln National	380	9
Mastercard, Cl A	50	11
MetLife	210	8
NASDAQ OMX Group*	370	7
NYSE Euronext	280	8
People's United Financial	640	8
Principal Financial Group	410	11
Prudential Financial	80	4
Travelers	100	5
Unum Group	490	11
US Bancorp	360	8
Visa, Cl A	130	10
Total Financials		208
Health care—13.4%
Boston Scientific*	1,630	10
Express Scripts*	220	11
Henry Schein*	170	10
Hospira*	200	11
Johnson & Johnson	230	14
Laboratory Corp. of America Holdings*	110	8
Life Technologies*	180	8
Medco Health Solutions*	230	12
Mylan*	180	3
PerkinElmer	280	7
Thermo Fisher Scientific*	160	8
UnitedHealth Group	240	9
Total Health care		111
Industrials—8.0%
Boeing	130	9
Caterpillar	120	9
General Electric	1,140	19
Honeywell International	160	7
Norfolk Southern	140	8
Northrop Grumman	140	8
Union Pacific	70	6
Total Industrials		66

TURNER FUNDS 2010 ANNUAL REPORT 45

FINANCIAL STATEMENTS

Schedule of investments

Turner Quantitative Large Cap Value Fund

	Shares	Value (000)
Information technology—4.9%
Altera	230	$7
Fidelity National Information Services	210	6
Fiserv*	160	8
Intel	320	6
Microsoft	350	9
National Semiconductor	370	5
Total Information technology		41
Materials—3.3%
Air Products & Chemicals	60	5
Dow Chemical	250	7
Eastman Chemical	150	11
EI du Pont de Nemours	110	5
Total Materials		28
Telecommunication services—5.5%
AT&T	980	28
Verizon Communications	550	18
Total Telecommunication services		46
Utilities—8.4%
AES*	860	10
American Electric Power	240	9
CMS Energy	590	11
Constellation Energy Group	330	11
Exelon	120	5
Pepco Holdings	440	8
Pinnacle West Capital	220	9
Sempra Energy	140	7
Total Utilities		70
Total Common stock (Cost $751)		818
Cash equivalent—1.3%
BlackRock TempCash Fund Institutional Shares 0.240%**	10,636	11
Total Cash equivalent (Cost $11)		11
Total Investments—99.9% (Cost $762)		$829

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $830.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

The accompanying notes are an integral part of the financial statements.

46 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Global Opportunities Fund

September 30, 2010

	Shares	Value (000)
Common stock—98.5%†
Consumer discretionary—8.6%
Inditex	315	$25
Intercontinental Hotels Group	1,608	29
LVMH Moet Hennessy Louis Vuitton	307	45
Total Consumer discretionary		99
Consumer staples—13.8%
Diageo	2,150	37
FamilyMart	900	32
Hypermarcas*	2,111	32
Natura Cosmeticos	1,360	37
Whole Foods Market*	570	21
Total Consumer staples		159
Energy—7.2%
Cairn Energy*	2,130	15
Cimarex Energy	520	34
Niko Resources	340	34
Total Energy		83
Financials—10.3%
HDFC Bank ADR	180	33
IntercontinentalExchange*	200	21
Julius Baer Group	819	30
Sun Hung Kai Properties	2,000	34
Total Financials		118
Health care—7.1%
Alexion Pharmaceuticals*	880	57
Intuitive Surgical*	90	26
Total Health care		83
Industrials—3.5%
Cummins	450	41
Total Industrials		41
Information technology—35.3%
Apple*	240	68
ASML Holding, NY Shares	1,770	53
Baidu ADR*	430	44
Broadcom, Cl A	980	35
F5 Networks*	650	67
Lam Research*	1,200	50
Micron Technology*	4,220	30

	Shares	Value (000)
Motorola*	3,970	$34
Salesforce.com*	210	23
Total Information technology		404
Materials—12.7%
Silver Wheaton*	1,060	28
United States Steel	1,040	46
Walter Energy	590	48
Yara International	570	26
Total Materials		148
Total Common stock (Cost $980)		1,135
Exchange traded fund—2.0%
iShares MSCI Emerging Markets Index Fund	500	23
Total Exchange traded fund (Cost $19)		23
Cash equivalent—0.0%
BlackRock TempCash Fund Institutional Shares 0.240%**	422	—
Total Cash equivalent (Cost $—)		—
Total Investments—100.5% (Cost $999)		$1,158

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $1,153.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

NY — New York

Amounts designated as "—" are rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 47

FINANCIAL STATEMENTS

Schedule of investments

Turner Global Opportunities Fund

Country Allocation as of 9/30/10†
United States	53.8%
United Kingdom	7.0
Brazil	6.0
Canada	5.3
Netherlands	4.5
France	3.9
Cayman Islands	3.8
Hong Kong	3.0
India	2.9
Japan	2.8
Switzerland	2.6
Norway	2.2
Spain	2.2
Total	100.0%

  †  Percentages are based on total investments.

48 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner International Core Growth Fund

September 30, 2010

	Shares	Value (000)
Common stock—95.8%
Consumer discretionary—10.9%
Focus Media Holding ADR*	4,140	$100
Intercontinental Hotels Group	5,190	93
LVMH Moet Hennessy Louis Vuitton	695	102
Magna International, Cl A	799	65
Parkson Retail Group	44,092	77
Sony	2,170	67
Yamada Denki	900	56
Total Consumer discretionary		560
Consumer staples—14.5%
Anheuser-Busch InBev	1,720	101
British American Tobacco	2,690	100
Danone	1,390	83
Diageo	3,100	54
FamilyMart	1,900	68
Hengan International Group	2,500	25
Hypermarcas*	3,790	58
Natura Cosmeticos	1,800	49
Nestle	3,882	207
Total Consumer staples		745
Energy—5.6%
Cairn Energy*	5,900	42
CNOOC	44,420	86
Niko Resources	670	66
OGX Petroleo e Gas Participacoes*	7,231	94
Total Energy		288
Financials—12.2%
Banco Compartamos	10,239	65
Bank of Nova Scotia	1,282	68
Barclays	14,300	67
BNP Paribas	1,130	80
BR Malls Participacoes	4,590	38
HDFC Bank ADR	410	76
Julius Baer Group	2,262	82
Standard Chartered	2,779	80
Westpac Banking	3,100	70
Total Financials		626

	Shares	Value (000)
Health care—8.4%
Genomma Lab Internacional, Cl B*	10,110	$19
GlaxoSmithKline	2,740	54
Kalbe Farma	160,500	46
Novartis	2,190	126
Novo Nordisk, Cl B	660	65
Shire	2,170	49
SXC Health Solutions*	705	26
Valeant Pharmaceuticals International*	1,818	46
Total Health care		431
Industrials—12.9%
Canadian National Railway	1,518	97
CNH Global	1,110	41
CSR, Cl H	56,900	54
JS Group	2,500	49
Komatsu	4,560	106
Siemens	880	93
United Tractors	24,270	55
Volvo, Cl B	6,610	97
Wolseley	2,746	69
Total Industrials		661
Information technology—9.7%
ARM Holdings	3,920	24
ASML Holding	3,620	108
Baidu ADR*	640	66
Fujitsu	11,000	77
Infosys Technologies ADR	850	57
Omron	3,700	84
Totvs	350	27
ZTE, Cl H	13,200	53
Total Information technology		496
Materials—17.6%
Agrium	972	73
Air Liquide	759	92
BHP Billiton	2,880	108
China Molybdenum, Cl H	68,000	49
China Resources Cement Holdings*	98,000	58
Givaudan	80	82
Goldcorp	1,720	75
Rexam	15,020	72
Rhodia	3,077	74

TURNER FUNDS 2010 ANNUAL REPORT 49

FINANCIAL STATEMENTS

Schedule of investments

Turner International Core Growth Fund

	Shares	Value (000)
Rio Tinto	1,880	$110
Silver Wheaton*	1,930	51
Teck Resources, Cl B	1,354	56
Total Materials		900
Telecommunication services—1.4%
America Movil, Ser L	26,730	71
Total Telecommunication services		71
Utilities—2.6%
Tokyo Gas	14,300	65
Tractebel Energia	4,690	70
Total Utilities		135
Total Common stock (Cost $4,093)		4,913
Cash equivalent—3.1%
BlackRock TempCash Fund Institutional Shares 0.240%**	156,516	157
Total Cash equivalent (Cost $157)		157
Total Investments—98.9% (Cost $4,250)		$5,070

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $5,129.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The accompanying notes are an integral part of the financial statements.

Country Allocation as of 9/30/10†
United Kingdom	15.1%
Canada	12.3
Japan	11.3
Switzerland	9.8
France	8.5
Brazil	6.6
Cayman Islands	4.8
Australia	3.5
Hong Kong	3.3
China	3.1
Mexico	3.1
United States	3.1
Netherlands	2.9
India	2.6
Belgium	2.0
Indonesia	2.0
Sweden	1.9
Germany	1.8
Denmark	1.3
Jersey	1.0
Total	100.0%

  †  Percentages are based on total investments.

50 TURNER FUNDS 2010 ANNUAL REPORT

Schedule of investments

Turner Small Cap Equity Fund

September 30, 2010

	Shares	Value (000)
Common stock—99.5%
Consumer discretionary—13.7%
99 Cents Only Stores*	6,560	$124
Cooper Tire & Rubber	3,090	61
Dress Barn*	1,290	31
Jakks Pacific*	6,230	110
Men's Wearhouse	2,380	56
Movado Group*	6,100	66
Oxford Industries	1,960	47
RC2*	4,430	93
Sally Beauty Holdings*	11,250	126
Steven Madden*	2,275	93
Warnaco Group*	1,530	78
Total Consumer discretionary		885
Consumer staples—1.5%
Andersons	1,850	70
Diamond Foods	710	29
Total Consumer staples		99
Energy—6.0%
Berry Petroleum, Cl A	2,590	82
Complete Production Services*	4,960	101
Regency Energy Partners LP	3,910	96
Teekay Tankers, Cl A #	2,970	39
Venoco*	3,370	66
Total Energy		384
Financials—20.3%
Anworth Mortgage Asset	8,190	59
BioMed Realty Trust	5,850	105
Brandywine Realty Trust	5,820	71
Cash America International	1,160	40
CNO Financial Group*	15,450	86
Government Properties Income Trust	3,100	83
LaSalle Hotel Properties	3,460	81
Mid-America Apartment Communities	1,740	101
National Penn Bancshares	14,610	91
PennantPark Investment	8,020	85
Platinum Underwriters Holdings	2,000	87
ProAssurance*	470	27
Signature Bank*	2,690	105
Susquehanna Bancshares	3,890	33

	Shares	Value (000)
SVB Financial Group*	2,310	$98
Tanger Factory Outlet Centers	2,170	102
Tower Group	2,310	54
Total Financials		1,308
Health care—10.8%
American Medical Systems Holdings*	2,090	41
AMERIGROUP*	2,240	95
Emergent Biosolutions*	2,710	47
Healthsouth*	4,870	94
Medicis Pharmaceutical, Cl A	2,600	77
Nektar Therapeutics*	5,610	83
Par Pharmaceutical*	960	28
Salix Pharmaceuticals*	820	32
Savient Pharmaceuticals*	2,190	50
Seattle Genetics*	4,390	68
Viropharma*	5,640	84
Total Health care		699
Industrials—13.6%
Aircastle	7,780	66
Alaska Air Group*	1,600	82
ArvinMeritor*	6,730	105
Atlas Air Worldwide Holdings*	1,400	70
Esterline Technologies*	1,610	92
Genesee & Wyoming, Cl A*	1,740	76
Hexcel*	5,870	104
Moog, Cl A*	1,870	66
Titan International	2,490	34
WESCO International*	2,270	89
Woodward Governor	2,770	90
Total Industrials		874
Information technology—20.7%
Acxiom*	3,230	51
ADTRAN	2,230	79
Applied Micro Circuits*	3,270	33
Coherent*	1,350	54
Compuware*	7,470	64
Earthlink	14,240	130
Ebix* #	3,120	73
Entegris*	7,790	36
GT Solar International*	4,660	39
j2 Global Communications*	2,960	70

TURNER FUNDS 2010 ANNUAL REPORT 51

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Equity Fund

	Shares	Value (000)
Mentor Graphics*	10,870	$115
Novatel Wireless*	6,230	49
Omnivision Technologies*	4,050	93
RF Micro Devices*	9,720	60
Teradyne*	6,100	68
TIBCO Software*	5,600	99
TriQuint Semiconductor*	7,690	74
ValueClick*	6,420	84
VeriFone Systems*	2,110	66
Total Information technology		1,337
Materials—7.1%
Ferro*	8,580	111
Kraton Performance Polymers*	3,690	100
Novagold Resources*	9,280	81
Rockwood Holdings*	3,370	106
TPC Group*	2,570	61
Total Materials		459
Telecommunication services—1.8%
Syniverse Holdings*	5,030	114
Total Telecommunication services		114
Utilities—4.0%
Avista	3,590	75
Cleco	3,080	91
Nicor	2,000	92
Total Utilities		258
Total Common stock (Cost $5,185)		6,417
Cash equivalent—2.2%
BlackRock TempCash Fund Institutional Shares 0.240%** (1)	139,255	139
Total Cash equivalent (Cost $139)		139
Total Investments—101.7% (Cost $5,324)		$6,556

As of September 30, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $6,448.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2010.

  ***  This number is listed in thousands.

  #  Security fully or partially on loan at September 30, 2010. The total value of securities on loan at September 30, 2010, was $110.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2010 was $114.***

Cl — Class

LP — Limited Partnership

The accompanying notes are an integral part of the financial statements.

52 TURNER FUNDS 2010 ANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2010 ANNUAL REPORT 53

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

September 30, 2010

	Turner Spectrum Fund	Turner Concentrated Growth Fund	Turner Core Growth Fund		Turner Emerging Growth Fund		Turner Large Cap Growth Fund
Assets:
Investment securities, at cost	$193,031	$33,136	$453,019		$351,833		$103,879
Investment securities, at value	$201,612	$40,963	$554,347	*	$457,512	*	$123,534	*
Deposits with brokers for securities sold short	161,088	—	—		—		—
Deposits with brokers for options	—	150	150		150		150
Receivable for investment securities sold	29,757	2,825	18,010		16,263		2,866
Receivable for capital shares sold	1,813	217	964		88		168
Prepaid expenses	64	11	54		41		19
Receivable for dividend income	62	1	290		83		31
Receivable from investment adviser	19	—	—		—		—
Reclaim receivable	1	3	24		25		—
Total assets	394,416	44,170	573,839		474,162		126,768
Liabilities:
Securities sold short, at proceeds	114,685	—	—		—		—
Written options, premiums received	240	—	—		—		—
Securities sold short, at value	116,349	—	—		—		—
Written options, at value	296	—	—		—		—
Cash overdraft	—	—	4,751		—		—
Payable for investment securities purchased	38,403	1,196	13,466		4,859		2,997
Dividends payable on securities sold short (Note 2)	58	—	—		—		—
Broker fees and charges on short sales payable	70	—	—		—		—
Payable due to shareholder servicing	22	12	120		35		—
Payable due to distributor	4	—	—		—		—
Payable due to investment adviser	—	—	—		—		—
Obligation to return securities lending collateral	—	—	10,643		15,714		4,028
Payable for capital shares redeemed	93	26	3,321		217		192
Other accrued expenses	65	12	138		69		30
Total liabilities	155,360	1,246	32,439		20,894		7,247
Net assets	$239,056	$42,924	$541,400		$453,268		$119,521
*Includes market value of securities on loan	$—	$—	$10,377		$15,258		$3,911
Net assets:
Portfolio capital	$239,810	$75,859	$707,458		$434,982		$127,153
Undistributed net investment income (accumulated net investment loss)	(220)	—	539		—		153
Accumulated net realized loss on investments, securities sold short, written options and foreign currency transactions	(7,396)	(40,762)	(267,925)		(87,393)		(27,440)
Net unrealized appreciation on investments, written options and securities sold short	6,861	7,827	101,328		105,679		19,655
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1	—	—		—		—
Net assets	$239,056	$42,924	$541,400		$453,268		$119,521
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	16,596,366	—	35,778,341		6,503,330		24,424,395
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	4,858,881	6,471,122	15,610,829		4,177,903		282,091
Outstanding shares of beneficial interest (1) Retirement Class Shares (2)	—	—	—		—		—
Outstanding shares of beneficial interest (1) Class C Shares (2)	668,857	—	—		—		—
Net assets — Institutional Class Shares (2)	$179,526,592	$—	$377,649,736		$276,445,247		$118,164,010
Net assets — Investor Class Shares (2)	$52,361,159	$42,924,300	$163,750,027		$176,822,937		$1,357,462
Net assets — Retirement Class Shares (2)	$—	$—	$—		$—		$—
Net assets — Class C Shares (2)	$7,168,667	$—	$—		$—		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$10.82	$—	$10.56		$42.51		$4.84
Net asset value, offering and redemption price per share — Investor Class Shares	$10.78	$6.63	$10.49		$42.32		$4.81
Net asset value, offering and redemption price per share — Retirement Class Shares	$—	$—	$—		$—		$—
Net asset value, offering and redemption price per share — Class C Shares	$10.72	$—	$—		$—		$—

54 TURNER FUNDS 2010 ANNUAL REPORT

	Turner Midcap Growth Fund		Turner New Enterprise Fund		Turner Small Cap Growth Fund		Turner Quantitative Broad Market Equity Fund	Turner Quantitative Large Cap Value Fund
Assets:
Investment securities, at cost	$737,219		$17,968		$249,552		$10,612	$762
Investment securities, at value	$998,523	*	$24,650	*	$314,552	*	$10,823	$829
Deposits with brokers for securities sold short	—		—		—		—	—
Deposits with brokers for options	150		150		150		—	—
Receivable for investment securities sold	14,615		—		2,577		901	—
Receivable for capital shares sold	917		37		137		92	—
Prepaid expenses	73		9		23		12	14
Receivable for dividend income	339		1		69		13	1
Receivable from investment adviser	—		—		—		—	—
Reclaim receivable	16		—		—		—	—
Total assets	1,014,633		24,847		317,508		11,841	844
Liabilities:
Securities sold short, at proceeds	—		—		—		—	—
Written options, premiums received	—		—		—		—	—
Securities sold short, at value	—		—		—		—	—
Written options, at value	—		—		—		—	—
Cash overdraft	318		—		—		—	—
Payable for investment securities purchased	6,423		291		4,264		861	—
Dividends payable on securities sold short (Note 2)	—		—		—		—	—
Broker fees and charges on short sales payable	—		—		—		—	—
Payable due to shareholder servicing	153		5		59		—	—
Payable due to distributor	—		—		—		—	—
Payable due to investment adviser	—		—		—		—	8
Obligation to return securities lending collateral	84,571		1,316		37,726		—	—
Payable for capital shares redeemed	2,316		1		490		—	—
Other accrued expenses	157		7		44		8	6
Total liabilities	93,938		1,620		42,583		869	14
Net assets	$920,695		$23,227		$274,925		$10,972	$830
*Includes market value of securities on loan	$81,995		$1,273		$36,548		$—	$—
Net assets:
Portfolio capital	$1,022,906		$37,410		$280,832		$11,347	$1,032
Undistributed net investment income (accumulated net investment loss)	—		—		—		65	8
Accumulated net realized loss on investments, securities sold short, written options and foreign currency transactions	(363,515)		(20,865)		(70,907)		(651)	(277)
Net unrealized appreciation on investments, written options and securities sold short	261,304		6,682		65,000		211	67
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—		—	—
Net assets	$920,695		$23,227		$274,925		$10,972	$830
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	5,517,482		—		—		1,228,996	104,991
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	25,264,764		3,303,169		9,489,046		2,299	593
Outstanding shares of beneficial interest (1) Retirement Class Shares (2)	159,471		—		—		—	—
Outstanding shares of beneficial interest (1) Class C Shares (2)	—		—		—		—	—
Net assets — Institutional Class Shares (2)	$164,993,499		$—		$—		$10,951,570	$825,418
Net assets — Investor Class Shares (2)	$751,123,572		$23,226,523		$274,924,577		$20,423	$4,650
Net assets — Retirement Class Shares (2)	$4,578,085		$—		$—		$—	$—
Net assets — Class C Shares (2)	$—		$—		$—		$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$29.90		$—		$—		$8.91	$7.86
Net asset value, offering and redemption price per share — Investor Class Shares	$29.73		$7.03		$28.97		$8.88	$7.85	†
Net asset value, offering and redemption price per share — Retirement Class Shares	$28.71		$—		$—		$—	$—
Net asset value, offering and redemption price per share — Class C Shares	$—		$—		$—		$—	$—

(1)  Unlimited authorization — par value $0.00001.

(2)  Shares and Net Assets have not been rounded.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 55

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

September 30, 2010

	Turner Global Opportunities Fund		Turner International Core Growth Fund	Turner Small Cap Equity Fund
Assets:
Investment securities, at cost	$999		$4,250	$5,324
Investment securities, at value	$1,158		$5,070	$6,556	*
Receivable for investment securities sold	—		79	142
Receivable for capital shares sold	—		—	1
Prepaid expenses	5		10	10
Receivable for dividend income	1		9	19
Reclaim receivable	—		9	—
Total assets	1,164		5,177	6,728
Liabilities:
Payable for investment securities purchased	—		29	75
Payable due to shareholder servicing	—		—	2
Payable due to investment adviser	4		4	—
Obligation to return securities lending collateral	—		—	114
Payable for capital shares redeemed	—		—	79
Other accrued expenses	7		15	10
Total liabilities	11		48	280
Net assets	$1,153		$5,129	$6,448
*Includes market value of securities on loan	$—		$—	$110
Net assets:
Portfolio capital	$998		$5,495	$12,834
Undistributed net investment income (distributions in excess of net investment income)	—		(14)	20
Accumulated net realized loss on investments and foreign currency transactions	(4)		(1,173)	(7,638)
Net unrealized appreciation on investments	159		820	1,232
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		1	—
Net assets	$1,153		$5,129	$6,448
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	100,012		533,600	26,232
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	22		11,743	557,071
Net assets — Institutional Class Shares (2)	$1,152,584		$5,018,885	$290,992
Net assets — Investor Class Shares (2)	$257		$110,251	$6,157,331
Net asset value, offering and redemption price per share — Institutional Class Shares	$11.52		$9.41	$11.09
Net asset value, offering and redemption price per share — Investor Class Shares	$11.50	†	$9.39	$11.05

(1)  Unlimited authorization — par value $0.00001.

(2)  Shares and Net Assets have not been rounded.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

56 TURNER FUNDS 2010 ANNUAL REPORT

Statements of operations (000)

	Turner Spectrum Fund	Turner Concentrated Growth Fund	Turner Core Growth Fund
	year ended 9/30/10	year ended 9/30/10	year ended 9/30/10
Investment income:
Dividend	$724	$148	$6,732
Securities lending	—	7	43
Foreign taxes withheld	(8)	—	(86)
Total Investment income	716	155	6,689
Expenses:
Investment advisory fees	1,600	520	4,495
Administrator fees	151	58	1,061
Shareholder service fees (1)	61	103	769
Shareholder service fees (2)	7	—	—
Distribution fees (2)	21	—	—
Chief compliance officer fees	7	3	50
Dividend expense	478	—	—
Broker fees and charges on short sales	404	—	—
Custodian fees	121	7	44
Transfer agent fees	112	55	256
Printing fees	48	11	168
Registration fees	46	20	48
Professional fees	43	13	242
Trustees' fees	12	4	75
Insurance and other fees	19	5	90
Total expenses	3,130	799	7,298
Less:
Investment advisory fee waiver	(1,004)	(176)	(1,360)
Net expenses	2,126	623	5,938
Net investment income (loss)	(1,410)	(468)	751
Net realized gain (loss) from securities sold	(2,610)	4,512	28,303 †
Net realized loss from securities sold short	(4,251)	—	—
Net realized gain on written option contracts	247	—	—
Net realized loss on foreign currency transactions	(138)	—	—
Net change in unrealized appreciation (depreciation) on investments	7,804	(1,040)	6,444
Net change in unrealized depreciation on securities sold short	(1,567)	—	—
Net change in unrealized depreciation on written option contracts	(56)	—	—
Net change in unrealized depreciation on foreign currencies, and translation of other assets and liabilities denominated in foreign currencies	(2)	—	—
Net realized and unrealized gain (loss) on investments and foreign currencies	(573)	3,472	34,747
Net increase (decrease) in net assets resulting from operations	$(1,983)	$3,004	$35,498

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

†  Includes realized gains and losses as a result of in-kind transactions (see Note 13 in Notes to Financial Statements).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 57

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Emerging Growth Fund	Turner Large Cap Growth Fund	Turner Midcap Growth Fund	Turner New Enterprise Fund	Turner Small Cap Growth Fund
	year ended 9/30/10	year ended 9/30/10	year ended 9/30/10	year ended 9/30/10	year ended 9/30/10
Investment income:
Dividend	$1,374	$1,062	$6,014	$51	$876
Securities lending	318	5	333	14	495
Foreign taxes withheld	(4)	(6)	(34)	(1)	—
Total Investment income	1,688	1,061	6,313	64	1,371
Expenses:
Investment advisory fees	4,437	728	7,355	347	2,678
Administrator fees	629	172	1,390	35	379
Shareholder service fees (2)	452	3	2,078	62	669
Shareholder service fees (3)	—	—	11	—	—
Distribution fees (3)	—	—	11	—	—
Chief compliance officer fees	29	8	64	2	17
Custodian fees	33	17	44	4	30
Transfer agent fees	118	138	433	49	66
Printing fees	100	27	215	6	57
Registration fees	81	43	70	17	23
Professional fees	139	37	301	7	84
Trustees' fees	42	12	93	2	26
Insurance and other fees	59	16	130	4	36
Total expenses	6,119	1,201	12,195	535	4,065
Less:
Investment advisory fee waiver	(564)	(361)	(975)	(127)	(718)
Reimbursements of other operating expenses	—	—	—	—	—
Fees paid indirectly (4)	—	—	(1)	—	—
Net expenses	5,555	840	11,219	408	3,347
Net investment income (loss)	(3,867)	221	(4,906)	(344)	(1,976)
Net realized gain (loss) from securities sold	31,561	1,898	107,778	3,912	25,168
Net realized loss on foreign currency transactions	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	22,753	10,470	24,016	261	14,979
Net realized and unrealized gain (loss) on investments and foreign currencies	54,314	12,368	131,794	4,173	40,147
Net increase (decrease) in net assets resulting from operations	$50,447	$12,589	$126,888	$3,829	$38,171

58 TURNER FUNDS 2010 ANNUAL REPORT

	Turner Quantitative Broad Market Equity Fund	Turner Quantitative Large Cap Value Fund	Turner Global Opportunities Fund	Turner International Core Growth Fund	Turner Small Cap Equity Fund
	year ended 9/30/10	year ended 9/30/10	5/7/10(1) thru 9/30/10	year ended 9/30/10	year ended 9/30/10
Investment income:
Dividend	$107	$16	$3	$81	$149
Securities lending	—	—	—	—	144
Foreign taxes withheld	—	—	—	(8)	—
Total Investment income	107	16	3	73	293
Expenses:
Investment advisory fees	31	5	3	38	176
Administrator fees	9	1	1	6	26
Shareholder service fees (2)	—	—	—	—	32
Shareholder service fees (3)	—	—	—	—	—
Distribution fees (3)	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	1
Custodian fees	6	2	4	24	18
Transfer agent fees	55	55	23	55	60
Printing fees	4	3	2	2	3
Registration fees	28	33	—	33	34
Professional fees	2	—	—	1	6
Trustees' fees	1	—	—	—	2
Insurance and other fees	4	3	1	17	6
Total expenses	140	102	34	176	364
Less:
Investment advisory fee waiver	(31)	(5)	(3)	(38)	(109)
Reimbursements of other operating expenses	(70)	(91)	(27)	(89)	—
Fees paid indirectly (4)	—	—	—	—	—
Net expenses	39	6	4	49	255
Net investment income (loss)	68	10	(1)	24	38
Net realized gain (loss) from securities sold	(473)	104	(4)	465	4,883
Net realized loss on foreign currency transactions	—	—	(1)	(12)	—
Net change in unrealized appreciation (depreciation) on investments	133	(58)	159	187	(3,478)
Net realized and unrealized gain (loss) on investments and foreign currencies	(340)	46	154	640	1,405
Net increase (decrease) in net assets resulting from operations	$(272)	$56	$153	$664	$1,443

(1)  Commencement of operations.

(2)  Attributable to Investor Class Shares only.

(3)  Attributable to Retirement Class Shares only.

(4)  See Note 4 in Notes to Financial Statements.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 59

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Spectrum Fund		Turner Concentrated Growth Fund		Turner Core Growth Fund
	year ended 9/30/10	5/7/09(1) thru 9/30/09	year ended 9/30/10	year ended 9/30/09	year ended 9/30/10	year ended 9/30/09
Investment activities:
Net investment income (loss)	$(1,410)	$(53)	$(468)	$120	$751	$2,669
Net realized gain (loss) from securities sold and securities sold short	(6,861)	50	4,512	(15,251)	28,303 †	(175,116)
Net realized gain on written option contracts	247	7	—	—	—	—
Net realized loss on foreign currency transactions	(138)	(3)	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	6,237	680	(1,040)	13,260	6,444	146,832
Net change in unrealized depreciation on written option contracts	(56)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(2)	3	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(1,983)	684	3,004	(1,871)	35,498	(25,615)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—	(1,623)	(1,661)
Investor Class Shares	—	—	(121)^	—	(664)	(647)
Realized capital gains
Institutional Class Shares	(92)	—	—	—	—	—
Investor Class Shares	(47)	—	—	—	—	—
Class C Shares	(3)	—	—	—	—	—
Total dividends and distributions	(142)	—	(121)	—	(2,287)	(2,308)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	187,039	8,244	—	—	279,938	132,265
Proceeds from shares issued in lieu of cash distributions	84	—	—	—	1,398	1,393
Cost of shares redeemed	(14,332)	(15)	—	—	(312,150)†	(95,340)
Net increase (decrease) in net assets from Institutional Class Shares transactions	172,791	8,229	—	—	(30,814)	38,318
Investor Class Shares
Proceeds from shares issued	57,936	4,521	12,686	12,446	158,361	52,699
Proceeds from shares issued in lieu of cash distributions	47	—	119	—	597	587
Cost of shares redeemed	(10,048)	(186)	(12,737)	(13,183)	(254,148)	(50,263)
Net increase (decrease) in net assets from Investor Class Shares transactions	47,935	4,335	68	(737)	(95,190)	3,023
Class C Shares
Proceeds from shares issued	7,401	—	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	3	—	—	—	—	—
Cost of shares redeemed	(197)	—	—	—	—	—
Net increase in net assets from Class C Shares transactions	7,207	—	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	227,933	12,564	68	(737)	(126,004)	41,341
Total increase (decrease) in net assets	225,808	13,248	2,951	(2,608)	(92,793)	13,418
Net assets:
Beginning of period	13,248	—	39,973	42,581	634,193	620,775
End of period	$239,056	$13,248	$42,924	$39,973	$541,400	$634,193
Undistributed net investment income (accumulated net investment loss)	$(220)	$(4)	$—	$121	$539	$1,903
Shares issued and redeemed:
Institutional Class Shares
Issued	17,118	804	—	—	27,088	15,778
Issued in lieu of cash distributions	8	—	—	—	132	185
Redeemed	(1,333)	(1)	—	—	(29,854)†	(12,152)
Net increase (decrease) in Institutional Class Shares	15,793	803	—	—	(2,634)	3,811
Investor Class Shares
Issued	5,370	441	2,002	2,606	15,470	6,605
Issued in lieu of cash distributions	4	—	18	—	56	78
Redeemed	(938)	(18)	(2,036)	(2,824)	(25,538)	(6,266)
Net increase (decrease) in Investor Class Shares	4,436	423	(16)	(218)	(10,012)	417
Class C Shares
Issued	688	—	—	—	—	—
Redeemed	(19)	—	—	—	—	—
Net increase in Class C Shares	669	—	—	—	—	—
Net increase (decrease) in share transactions	20,898	1,226	(16)	(218)	(12,646)	4,228

60 TURNER FUNDS 2010 ANNUAL REPORT

	Turner Emerging Growth Fund		Turner Large Cap Growth Fund
	year ended 9/30/10	year ended 9/30/09	year ended 9/30/10	year ended 9/30/09
Investment activities:
Net investment income (loss)	$(3,867)	$(2,463)	$221	$290
Net realized gain (loss) from securities sold and securities sold short	31,561	(118,692)	1,898	(7,967)
Net realized gain on written option contracts	—	—	—	—
Net realized loss on foreign currency transactions	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	22,753	35,521	10,470	11,049
Net change in unrealized depreciation on written option contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—
Net increase (decrease) in net assets resulting from operations	50,447	(85,634)	12,589	3,372
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	(295)	(96)
Investor Class Shares	—	—	—	(2)
Realized capital gains
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	(12,445)	—	—
Class C Shares	—	—	—	—
Total dividends and distributions	—	(12,445)	(295)	(98)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	44,818	205,712	42,694	70,616
Proceeds from shares issued in lieu of cash distributions	—	—	293	78
Cost of shares redeemed	(41,796)	(8,295)	(31,649)	(8,117)
Net increase (decrease) in net assets from Institutional Class Shares transactions	3,022	197,417	11,338	62,577
Investor Class Shares
Proceeds from shares issued	16,414	71,659	235	938
Proceeds from shares issued in lieu of cash distributions	—	12,367	—	2
Cost of shares redeemed	(49,217)	(280,340)	(477)	(297)
Net increase (decrease) in net assets from Investor Class Shares transactions	(32,803)	(196,314)	(242)	643
Class C Shares
Proceeds from shares issued	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase in net assets from Class C Shares transactions	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(29,781)	1,103	11,096	63,220
Total increase (decrease) in net assets	20,666	(96,976)	23,390	66,494
Net assets:
Beginning of period	432,602	529,578	96,131	29,637
End of period	$453,268	$432,602	$119,521	$96,131
Undistributed net investment income (accumulated net investment loss)	$—	$—	$153	$227
Shares issued and redeemed:
Institutional Class Shares
Issued	1,099	6,697	9,552	17,375
Issued in lieu of cash distributions	—	—	62	23
Redeemed	(1,049)	(244)	(6,645)	(2,255)
Net increase (decrease) in Institutional Class Shares	50	6,453	2,969	15,143
Investor Class Shares
Issued	411	2,324	51	265
Issued in lieu of cash distributions	—	411	—	—
Redeemed	(1,240)	(9,137)	(103)	(76)
Net increase (decrease) in Investor Class Shares	(829)	(6,402)	(52)	189
Class C Shares
Issued	—	—	—	—
Redeemed	—	—	—	—
Net increase in Class C Shares	—	—	—	—
Net increase (decrease) in share transactions	(779)	51	2,917	15,332

(1)  Commencement of operations.

†  Includes realized gains, losses or redemptions as a result of in-kind transactions (see Note 13 in Notes to Financial Statements.)

^  Includes return of capital of $1 (000).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 61

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Midcap Growth Fund		Turner New Enterprise Fund		Turner Small Cap Growth Fund
	year ended 9/30/10	year ended 9/30/09	year ended 9/30/10	year ended 9/30/09	year ended 9/30/10	year ended 9/30/09
Investment activities:
Net investment income (loss)	$(4,906)	$(2,161)	$(344)	$21	$(1,976)	$(715)
Net realized gain (loss) from securities sold	107,778	(312,396)†	3,912	(9,267)	25,168	(54,422)
Net change in unrealized appreciation (depreciation) on investments	24,016	279,766	261	9,302	14,979	44,425
Net increase (decrease) in net assets resulting from operations	126,888	(34,791)	3,829	56	38,171	(10,712)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—	—	—
Investor Class Shares	—	—	(23)^	—	—	—
Total dividends and distributions	—	—	(23)	—	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	61,281	41,508	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—	—	—
Cost of shares redeemed	(48,879)	(43,531)	—	—	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	12,402	(2,023)	—	—	—	—
Investor Class Shares
Proceeds from shares issued	189,151	224,510	7,014	6,399	56,625	58,406
Proceeds from shares issued in lieu of cash distributions	—	—	22	—	—	—
Cost of shares redeemed	(407,498)	(324,371)†	(13,939)	(12,890)	(70,731)	(46,268)
Net increase (decrease) in net assets from Investor Class Shares transactions	(218,347)	(99,861)	(6,903)	(6,491)	(14,106)	12,138
Retirement Class Shares
Proceeds from shares issued	793	1,351	—	—	—	—
Cost of shares redeemed	(642)	(2,855)	—	—	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	151	(1,504)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(205,794)	(103,388)	(6,903)	(6,491)	(14,106)	12,138
Total increase (decrease) in net assets	(78,906)	(138,179)	(3,097)	(6,435)	24,065	1,426
Net assets:
Beginning of year	999,601	1,137,780	26,324	32,759	250,860	249,434
End of year	$920,695	$999,601	$23,227	$26,324	$274,925	$250,860
Undistributed net investment income	$—	$—	$—	$23	$—	$—
Shares issued and redeemed:
Institutional Class Shares
Issued	2,060	2,105	—	—	—	—
Issued in lieu of cash distributions	—	—	—	—	—	—
Redeemed	(1,752)	(2,142)	—	—	—	—
Net increase (decrease) in Institutional Class Shares	308	(37)	—	—	—	—
Investor Class Shares
Issued	6,754	11,485	1,076	1,510	2,130	2,877
Issued in lieu of cash distributions	—	—	4	—	—	—
Redeemed	(14,508)	(16,455)†	(2,198)	(2,941)	(2,609)	(2,338)
Net increase (decrease) in Investor Class Shares	(7,754)	(4,970)	(1,118)	(1,431)	(479)	539
Retirement Class Shares
Issued	29	73	—	—	—	—
Redeemed	(24)	(147)	—	—	—	—
Net increase (decrease) in Retirement Class Shares	5	(74)	—	—	—	—
Net increase (decrease) in share transactions	(7,441)	(5,081)	(1,118)	(1,431)	(479)	539

62 TURNER FUNDS 2010 ANNUAL REPORT

	Turner Quantitative Broad Market Equity Fund		Turner Quantitative Large Cap Value Fund
	year ended 9/30/10	year ended 9/30/09	year ended 9/30/10	year ended 9/30/09
Investment activities:
Net investment income (loss)	$68	$6	$10	$14
Net realized gain (loss) from securities sold	(473)	(141)	104	(244)
Net change in unrealized appreciation (depreciation) on investments	133	114	(58)	131
Net increase (decrease) in net assets resulting from operations	(272)	(21)	56	(99)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	(7)	(4)	(13)	(14)
Investor Class Shares	—	—	—	—
Total dividends and distributions	(7)	(4)	(13)	(14)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	12,228	—	1	109
Proceeds from shares issued in lieu of cash distributions	7	4	13	14
Cost of shares redeemed	(1,525)	—	(3)	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	10,710	4	11	123
Investor Class Shares
Proceeds from shares issued	15	8	—	3
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	(5)	—	—	—
Net increase (decrease) in net assets from Investor Class Shares transactions	10	8	—	3
Retirement Class Shares
Proceeds from shares issued	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	10,720	12	11	126
Total increase (decrease) in net assets	10,441	(13)	54	13
Net assets:
Beginning of year	531	544	776	763
End of year	$10,972	$531	$830	$776
Undistributed net investment income	$65	$4	$8	$11
Shares issued and redeemed:
Institutional Class Shares
Issued	1,338	—	—	16
Issued in lieu of cash distributions	1	1	2	2
Redeemed	(173)	—	—	—
Net increase (decrease) in Institutional Class Shares	1,166	1	2	18
Investor Class Shares
Issued	2	1	—	1
Issued in lieu of cash distributions	—	—	—	—
Redeemed	(1)	—	—	—
Net increase (decrease) in Investor Class Shares	1	1	—	1
Retirement Class Shares
Issued	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease) in Retirement Class Shares	—	—	—	—
Net increase (decrease) in share transactions	1,167	2	2	19

†  Includes realized gains, losses or redemptions as a result of in-kind transactions (see Note 13 in Notes to Financial Statements).

^  Includes return of capital of $1 (000).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 63

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Global Opportunities Fund	Turner International Core Growth Fund
	5/7/10(1) thru 9/30/10	year ended 9/30/10	year ended 9/30/09
Investment activities:
Net investment income (loss)	$(1)	$24	$38
Net realized gain (loss) from securities sold	(4)	465	(1,030)
Net realized loss on foreign currency transactions	(1)	(12)	(8)
Net change in unrealized appreciation (depreciation) on investments	159	187	1,208
Net change in unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	2
Net increase (decrease) in net assets resulting from operations	153	664	210
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	(59)	(42)
Investor Class Shares	—	—	—
Realized capital gains
Investor Class Shares	—	—	—
Total dividends and distributions	—	(59)	(42)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	1,000	518	433
Proceeds from shares issued in lieu of cash distributions	—	59	42
Cost of shares redeemed	—	—	(130)
Net increase (decrease) in net assets from Institutional Class Shares transactions	1,000	577	345
Investor Class Shares
Proceeds from shares issued	—	135	—
Proceeds from shares issued in lieu of cash distributions	—	—	—
Cost of shares redeemed	—	(36)	—
Net increase (decrease) in net assets from Investor Class Shares transactions	—	99	—
Net increase (decrease) in net assets from capital share transactions	1,000	676	345
Total increase (decrease) in net assets	1,153	1,281	513
Net assets:
Beginning of period	—	3,848	3,335
End of period	$1,153	$5,129	$3,848
Undistributed net investment income (distributions in excess of net investment income)	$—	$(14)	$4
Shares issued and redeemed:
Institutional Class Shares
Issued	100	60	77
Issued in lieu of cash distributions	—	7	7
Redeemed	—	—	(17)
Net increase (decrease) in Institutional Class Shares	100	67	67
Investor Class Shares
Issued	—	16	—
Issued in lieu of cash distributions	—	—	—
Redeemed	—	(4)	—
Net increase (decrease) in Investor Class Shares	—	12	—
Net increase (decrease) in share transactions	100	79	67

64 TURNER FUNDS 2010 ANNUAL REPORT

	Turner Small Cap Equity Fund
	year ended 9/30/10	year ended 9/30/09
Investment activities:
Net investment income (loss)	$38	$8
Net realized gain (loss) from securities sold	4,883	(7,158)
Net realized loss on foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation) on investments	(3,478)	4,120
Net change in unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net increase (decrease) in net assets resulting from operations	1,443	(3,030)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—
Investor Class Shares	—	—
Realized capital gains
Investor Class Shares	—	(17)
Total dividends and distributions	—	(17)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	723	4,588
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	(6,351)	(212)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(5,628)	4,376
Investor Class Shares
Proceeds from shares issued	1,249	16,333
Proceeds from shares issued in lieu of cash distributions	—	15
Cost of shares redeemed	(19,715)	(12,786)
Net increase (decrease) in net assets from Investor Class Shares transactions	(18,466)	3,562
Net increase (decrease) in net assets from capital share transactions	(24,094)	7,938
Total increase (decrease) in net assets	(22,651)	4,891
Net assets:
Beginning of period	29,099	24,208
End of period	$6,448	$29,099
Undistributed net investment income (distributions in excess of net investment income)	$20	$6
Shares issued and redeemed:
Institutional Class Shares
Issued	69	579
Issued in lieu of cash distributions	—	—
Redeemed	(597)	(25)
Net increase (decrease) in Institutional Class Shares	(528)	554
Investor Class Shares
Issued	124	1,861
Issued in lieu of cash distributions	—	2
Redeemed	(1,976)	(1,554)
Net increase (decrease) in Investor Class Shares	(1,852)	309
Net increase (decrease) in share transactions	(2,380)	863

(1)  Commencement of operations.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 65

FINANCIAL STATEMENTS

Statement of cash flows (000)

Turner Spectrum Fund
year ended 9/30/10
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(1,983)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities
Purchases of long-term portfolio investments	(1,405,515)
Proceeds from sales of long-term portfolio investments	1,252,874
Purchases of short-term portfolio investments	(38,330)
Proceeds from sales of short-term investments	6,287
Payments to cover securities sold short	(1,039,708)
Proceeds from securities sold short	1,143,568
Realized gain on written option contracts	(247)
Realized losses from securities sold and securities sold short	6,861
Premiums received from written option contracts	1,525
Premiums paid to closed option contracts	(1,039)
Change in unrealized appreciation on investments	(7,804)
Change in unrealized depreciation on written option contracts	56
Change in unrealized depreciation on securities sold short	1,567
Increase in deposits with brokers for securities sold short	(152,845)
Increase in receivable for investment securities sold	(28,223)
Decrease in receivable from investment adviser	17
Increase in prepaid expenses	(63)
Decrease in unrealized appreciation on spot foreign currency contracts	38
Increase in receivable for dividend income	(60)
Increase in reclaim receivable	(1)
Increase in payable for investment securities purchased	36,753
Increase in broker fees and charges on short sales payable	66
Increase in payable due to shareholder servicing	21
Increase in payable due to distributor	4
Decrease in payable due to administrator	(1)
Increase in dividends payable on securities sold short	52
Decrease in unrealized depreciation on spot foreign currency contracts	(38)
Increase in other accrued expenses	32
Net cash used in operating activities	(226,136)
Cash flows from financing activities:
Proceeds from shares issued	250,726
Cost of shares redeemed	(24,484)
Distributions from capital gains	(8)
Net cash provided by financing activities	226,234
Net increase in cash	98
Cash overdraft — beginning of year	(98)
Cash — end of year	$—
Non-cash Capital shares sold receivable	$(1,650)
Capital shares redeemed payable	93
Reinvestments of distributions	(134)

The accompanying notes are an integral part of the financial statements.

66 TURNER FUNDS 2010 ANNUAL REPORT

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TURNER FUNDS 2010 ANNUAL REPORT 67

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Spectrum Fund — Institutional Class Shares
2010	$10.81	(0.13	) (1)	0.21	(5)	0.08	—	(0.07)	(0.07)	$10.82
2009 (3)	$10.00	(0.07	) (1)	0.88		0.81	—	—	—	$10.81
Turner Spectrum Fund — Investor Class Shares
2010	$10.80	(0.16	) (1)	0.21	(5)	0.05	—	(0.07)	(0.07)	$10.78
2009 (3)	$10.00	(0.09	) (1)	0.89		0.80	—	—	—	$10.80
Turner Spectrum Fund — Class C Shares
2010	$10.80	(0.24	) (1)	0.23	(5)	(0.01)	—	(0.07)	(0.07)	$10.72
2009 (4)	$9.98	(0.07	) (1)	0.89		0.82	—	—	—	$10.80
Turner Concentrated Growth Fund — Investor Class Shares
2010	$6.16	(0.07	) (1)	0.56		0.49	(0.02)	—	(0.02)	$6.63
2009	$6.35	0.02	(1)	(0.21)		(0.19)	—	—	—	$6.16
2008	$10.12	(0.07	) (1)	(3.70)		(3.77)	—	—	—	$6.35
2007	$7.60	(0.05	) (1)	2.57		2.52	—	—	—	$10.12
2006	$7.10	(0.08	) (1)	0.58		0.50	—	—	—	$7.60
Turner Core Growth Fund — Institutional Class Shares
2010	$9.93	0.02	(1)	0.65		0.67	(0.04)	—	(0.04)	$10.56
2009	$10.41	0.05	(1)	(0.48)		(0.43)	(0.05)	—	(0.05)	$9.93
2008	$14.39	0.06	(1)	(4.01)		(3.95)	(0.03)	—	(0.03)	$10.41
2007	$11.65	0.02		2.77		2.79	(0.05)	—	(0.05)	$14.39
2006	$10.93	0.06		0.69		0.75	(0.03)	—	(0.03)	$11.65
Turner Core Growth Fund — Investor Class Shares
2010	$9.87	—	* (1)	0.64		0.64	(0.02)	—	(0.02)	$10.49
2009	$10.34	0.03	(1)	(0.47)		(0.44)	(0.03)	—	(0.03)	$9.87
2008	$14.33	0.02	(1)	(3.99)		(3.97)	(0.02)	—	(0.02)	$10.34
2007	$11.61	0.02		2.73		2.75	(0.03)	—	(0.03)	$14.33
2006	$10.93	0.07		0.64		0.71	(0.03)	—	(0.03)	$11.61
Turner Emerging Growth Fund — Institutional Class Shares
2010	$37.78	(0.31	) (1)	5.04		4.73	—	—	—	$42.51
2009 (2)	$28.45	(0.12	) (1)	9.45	(5)	9.33	—	—	—	$37.78
Turner Emerging Growth Fund — Investor Class Shares
2010	$37.71	(0.41	) (1)	5.02		4.61	—	—	—	$42.32
2009	$46.42	(0.22	) (1)	(7.31)		(7.53)	—	(1.18)	(1.18)	$37.71
2008	$64.06	(0.35	) (1)	(8.54)		(8.89)	(0.25)	(8.50)	(8.75)	$46.42
2007	$55.97	(0.30	) (1)	13.61		13.31	—	(5.22)	(5.22)	$64.06
2006	$56.46	(0.32	) (1)	3.02		2.70	—	(3.19)	(3.19)	$55.97
Turner Large Cap Growth Fund — Institutional Class Shares
2010	$4.41	0.01	(1)	0.43		0.44	(0.01)	—	(0.01)	$4.84
2009	$4.59	0.03	(1)	(0.20	) (5)	(0.17)	(0.01)	—	(0.01)	$4.41
2008	$6.78	0.01	(1)	(2.19)		(2.18)	(0.01)	—	(0.01)	$4.59
2007	$5.58	0.01	(1)	1.21		1.22	(0.02)	—	(0.02)	$6.78
2006	$5.41	0.01	(1)	0.17		0.18	(0.01)	—	(0.01)	$5.58

68 TURNER FUNDS 2010 ANNUAL REPORT

		Total return	Net assets end of period (000)	Ratio of net expenses to average net assets††		Ratio of net expenses to average net assets		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Spectrum Fund — Institutional Class Shares
2010		0.77%	$179,526	1.91	% (7)	1.91	% (7)	2.85%	(1.23)%	1,808%
2009	(3)	8.10%†	$8,681	2.44	% (6)	2.44	% (6)	5.63%	(1.78)%	663%
Turner Spectrum Fund — Investor Class Shares
2010		0.49%	$52,361	2.17	% (7)	2.17	% (7)	3.12%	(1.52)%	1,808%
2009	(3)	8.00%†	$4,567	2.71	% (6)	2.71	% (6)	5.84%	(2.09)%	663%
Turner Spectrum Fund — Class C Shares
2010		(0.07)%	$7,169	2.92	% (7)	2.92	% (7)	3.82%	(2.19)%	1,808%
2009	(4)	8.22%†	$—	2.35	% (6)	2.35	% (6)	5.28%	(3.12)%	663%
Turner Concentrated Growth Fund — Investor Class Shares
2010		7.94%	$42,924	1.51%		1.51%		1.94%	(1.14)%	215%
2009		(2.99)%	$39,973	0.82%		0.82%		1.34%	0.38%	208%
2008		(37.25)%	$42,581	1.53%		1.54%		1.91%	(0.83)%	348%
2007		33.16%	$61,401	1.11%		1.11%		1.46%	(0.57)%	220%
2006		7.04%	$38,180	1.59%		1.59%		1.79%	(1.01)%	251%
Turner Core Growth Fund — Institutional Class Shares
2010		6.76%	$377,650	0.69%		0.69%		0.87%	0.20%	178%
2009		(3.97)%	$381,277	0.69%		0.69%		0.92%	0.65%	126%
2008		(27.53)%	$360,083	0.69%		0.69%		0.90%	0.42%	200%
2007		24.00%	$237,778	0.68%		0.68%		1.06%	0.42%	103%
2006		6.91%	$71,935	0.59%		0.59%		1.20%	0.77%	124%
Turner Core Growth Fund — Investor Class Shares
2010		6.51%	$163,750	0.94%		0.94%		1.12%	(0.05)%	178%
2009		(4.21)%	$252,916	0.94%		0.94%		1.17%	0.41%	126%
2008		(27.76)%	$260,692	0.94%		0.94%		1.15%	0.15%	200%
2007		23.68%	$37,541	0.94%		0.94%		1.31%	0.15%	103%
2006		6.52%	$23,418	0.94%		0.94%		1.43%	0.23%	124%
Turner Emerging Growth Fund — Institutional Class Shares
2010		12.52%	$276,445	1.15%		1.15%		1.28%	(0.77)%	96%
2009	(2)	32.79%†	$243,790	1.15%		1.15%		1.33%	(0.54)%	78%
Turner Emerging Growth Fund — Investor Class Shares
2010		12.22%	$176,823	1.40%		1.40%		1.53%	(1.02)%	96%
2009		(15.58)%	$188,812	1.40%		1.40%		1.56%	(0.71)%	78%
2008		(16.08)%	$529,578	1.40%		1.40%		1.49%	(0.66)%	71%
2007		25.08%	$638,037	1.40%		1.40%		1.48%	(0.50)%	88%
2006		4.95%	$565,227	1.40%		1.40%		1.44%	(0.57)%	78%
Turner Large Cap Growth Fund — Institutional Class Shares
2010		10.00%	$118,164	0.69%		0.69%		0.99%	0.19%	149%
2009		(3.52)%	$94,664	0.69%		0.69%		1.21%	0.75%	107%
2008		(32.16)%	$28,975	0.69%		0.69%		1.09%	0.21%	213%
2007		21.86%	$37,814	0.70%		0.70%		1.23%	0.23%	119%
2006		3.40%	$19,510	0.75%		0.75%		1.16%	0.26%	194%

*  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(3)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(4)  Commenced operations on July 14, 2009. All ratios for the period have been annualized.
(5)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(6)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
(7)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96%, and 3.71% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 69

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Large Cap Growth Fund — Investor Class Shares
2010	$4.39	—	* (1)	0.42		0.42	— *	—	— *	$4.81
2009	$4.57	0.02	(1)	(0.19	) (3)	(0.17)	(0.01)	—	(0.01)	$4.39
2008	$6.77	—	* (1)	(2.19)		(2.19)	(0.01)	—	(0.01)	$4.57
2007 (4)	$5.92	0.01	(1)	0.84		0.85	—	—	—	$6.77
Turner Midcap Growth Fund — Institutional Class Shares
2010	$26.12	(0.08	) (1)	3.86		3.78	—	—	—	$29.90
2009	$26.20	(0.01	) (1)	(0.07)		(0.08)	—	—	—	$26.12
2008 (2)	$34.67	(0.01	) (1)	(8.46)		(8.47)	—	—	—	$26.20
Turner Midcap Growth Fund — Investor Class Shares
2010	$26.03	(0.15	) (1)	3.85		3.70	—	—	—	$29.73
2009	$26.18	(0.06	) (1)	(0.09)		(0.15)	—	—	—	$26.03
2008	$35.71	(0.14	) (1)	(9.39)		(9.53)	—	—	—	$26.18
2007	$27.63	(0.20	) (1)	8.28		8.08	—	—	—	$35.71
2006	$26.39	(0.08	) (1)	1.32		1.24	—	—	—	$27.63
Turner Midcap Growth Fund — Retirement Class Shares
2010	$25.20	(0.21	) (1)	3.72		3.51	—	—	—	$28.71
2009	$25.40	(0.11	) (1)	(0.09)		(0.20)	—	—	—	$25.20
2008	$34.74	(0.22	) (1)	(9.12)		(9.34)	—	—	—	$25.40
2007	$26.96	(0.30	) (1)	8.08		7.78	—	—	—	$34.74
2006	$25.89	(0.23	) (1)	1.30		1.07	—	—	—	$26.96
Turner New Enterprise Fund — Investor Class Shares
2010	$5.95	(0.09	) (1)	1.18		1.09	(0.01)	—	(0.01)	$7.03
2009	$5.60	—	* (1)	0.35		0.35	—	—	—	$5.95
2008	$8.72	(0.07	) (1)	(3.05)		(3.12)	—	—	—	$5.60
2007	$6.26	(0.07	) (1)	2.53		2.46	—	—	—	$8.72
2006	$5.86	(0.07	) (1)	0.47	(3)	0.40	—	—	—	$6.26
Turner Small Cap Growth Fund — Investor Class Shares
2010	$25.17	(0.20	) (1)	4.00		3.80	—	—	—	$28.97
2009	$26.45	(0.07	) (1)	(1.21)		(1.28)	—	—	—	$25.17
2008	$32.98	(0.15	) (1)	(6.38)		(6.53)	—	—	—	$26.45
2007	$26.17	(0.20	) (1)	7.01		6.81	—	—	—	$32.98
2006	$24.68	(0.21	) (1)	1.70		1.49	—	—	—	$26.17
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
2010	$8.31	0.10	(1)	0.59	(3)	0.69	(0.09)	—	(0.09)	$8.91
2009	$8.73	0.11	(1)	(0.47)		(0.36)	(0.06)	—	(0.06)	$8.31
2008 (5)	$10.00	0.04	(1)	(1.31)		(1.27)	—	—	—	$8.73
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
2010	$8.30	0.08	(1)	0.58	(3)	0.66	(0.08)	—	(0.08)	$8.88
2009	$8.72	0.08	(1)	(0.45)		(0.37)	(0.05)	—	(0.05)	$8.30
2008 (5)	$10.00	0.03	(1)	(1.31)		(1.28)	—	—	—	$8.72

70 TURNER FUNDS 2010 ANNUAL REPORT

		Total return	Net assets end of period (000)	Ratio of net expenses to average net assets††	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Large Cap Growth Fund — Investor Class Shares
2010		9.58%	$1,357	0.94%	0.94%	1.24%	(0.07)%	149%
2009		(3.73)%	$1,467	0.94%	0.94%	1.47%	0.58%	107%
2008		(32.40)%	$662	0.94%	0.94%	1.36%	(0.05)%	213%
2007	(4)	14.36%†	$87	0.94%	0.94%	1.51%	0.13%	119%
Turner Midcap Growth Fund — Institutional Class Shares
2010		14.47%	$164,993	0.93%	0.93%	1.03%	(0.29)%	90%
2009		(0.31)%	$136,069	0.93%	0.93%	1.08%	(0.05)%	120%
2008	(2)	(24.43)%†	$137,451	0.93%	0.94%	1.03%	(0.09)%	157%
Turner Midcap Growth Fund — Investor Class Shares
2010		14.21%	$751,124	1.18%	1.18%	1.28%	(0.54)%	90%
2009		(0.57)%	$859,640	1.18%	1.18%	1.33%	(0.29)%	120%
2008		(26.69)%	$994,545	1.18%	1.18%	1.25%	(0.44)%	157%
2007		29.24%	$1,340,172	1.18%	1.18%	1.24%	(0.63)%	155%
2006		4.70%	$1,113,201	1.18%	1.18%	1.18%	(0.30)%	135%
Turner Midcap Growth Fund — Retirement Class Shares
2010		13.93%	$4,578	1.43%	1.43%	1.53%	(0.79)%	90%
2009		(0.79)%	$3,892	1.43%	1.43%	1.58%	(0.55)%	120%
2008		(26.89)%	$5,784	1.43%	1.43%	1.50%	(0.69)%	157%
2007		28.86%	$6,212	1.49%	1.49%	1.56%	(0.98)%	155%
2006		4.13%	$2,444	1.68%	1.68%	1.68%	(0.83)%	135%
Turner New Enterprise Fund — Investor Class Shares
2010		18.25%	$23,227	1.64%	1.64%	2.15%	(1.38)%	115%
2009		6.25%	$26,324	0.62%	0.63%	1.23%	0.09%	220%
2008		(35.78)%	$32,759	1.52%	1.54%	1.90%	(0.89)%	323%
2007		39.30%	$70,145	1.27%	1.27%	1.73%	(0.98)%	173%
2006		6.83%	$24,040	1.61%	1.61%	2.06%	(1.02)%	235%
Turner Small Cap Growth Fund — Investor Class Shares
2010		15.10%	$274,925	1.25%	1.25%	1.52%	(0.74)%	89%
2009		(4.84)%	$250,860	1.25%	1.25%	1.58%	(0.36)%	113%
2008		(19.80)%	$249,434	1.25%	1.26%	1.51%	(0.48)%	141%
2007		26.02%	$317,930	1.25%	1.25%	1.48%	(0.65)%	134%
2006		6.04%	$248,271	1.25%	1.25%	1.42%	(0.79)%	154%
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
2010		8.30%	$10,952	0.64%	0.64%	2.28%	1.13%	164%
2009		(3.95)%	$521	0.64%	0.65%	20.30%	1.56%	324%
2008	(5)	(12.70)%†	$542	0.64%	0.66%	17.95%	1.60%	118%
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
2010		7.98%	$20	0.89%	0.89%	6.72%	0.88%	164%
2009		(4.09)%	$10	0.89%	0.90%	20.60%	1.15%	324%
2008	(5)	(12.80)%†	$2	0.89%	0.91%	16.99%	1.28%	118%

*  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  Commenced operations on June 16, 2008. All ratios for the period have been annualized.
(3)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(4)  Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(5)  Commenced operations on June 30, 2008. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 71

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
2010	$7.45	0.10	(1)	0.43		0.53	(0.12)	—	(0.12)	$7.86
2009	$8.97	0.14	(1)	(1.49)		(1.35)	(0.17)	—	(0.17)	$7.45
2008	$12.86	0.16	(1)	(2.23)		(2.07)	(0.12)	(1.70)	(1.82)	$8.97
2007	$11.44	0.14	(1)	1.65		1.79	(0.15)	(0.22)	(0.37)	$12.86
2006 (5)	$10.00	0.16	(1)	1.33		1.49	(0.05)	—	(0.05)	$11.44
Turner Quantitative Large Cap Value Fund — Investor Class Shares
2010	$7.44	0.08	(1)	0.44		0.52	(0.11)	—	(0.11)	$7.85
2009 (6)	$7.50	0.07	(1)	0.04	(2)	0.11	(0.17)	—	(0.17)	$7.44
Turner Global Opportunities Fund — Institutional Class Shares
2010 (7)	$10.00	(0.01	) (1)	1.53		1.52	—	—	—	$11.52
Turner Global Opportunities Fund — Investor Class Shares
2010 (7)	$10.00	(0.03	) (1)	1.53		1.50	—	—	—	$11.50
Turner International Core Growth Fund — Institutional Class Shares
2010	$8.24	0.04	(1)	1.26		1.30	(0.13)	—	(0.13)	$9.41
2009	$8.34	0.08	(1)	(0.07	) (2)	0.01	(0.11)	—	(0.11)	$8.24
2008	$12.21	0.12	(1)	(3.87)		(3.75)	(0.02)	(0.10)	(0.12)	$8.34
2007 (3)	$10.00	0.07	(1)	2.14		2.21	—	—	—	$12.21
Turner International Core Growth Fund — Investor Class Shares
2010	$8.24	0.05	(1)	1.23		1.28	(0.13)	—	(0.13)	$9.39
2009 (6)	$6.27	0.07	(1)	2.01		2.08	(0.11)	—	(0.11)	$8.24
Turner Small Cap Equity Fund — Institutional Class Shares
2010	$9.83	0.05	(1)	1.21		1.26	—	—	—	$11.09
2009 (4)	$7.73	—	* (1)	2.10	(2)	2.10	—	—	—	$9.83
Turner Small Cap Equity Fund — Investor Class Shares
2010	$9.82	0.01	(1)	1.22		1.23	—	—	—	$11.05
2009	$11.53	—	* (1)	(1.70)		(1.70)	—	(0.01)	(0.01)	$9.82
2008	$17.31	(0.06	) (1)	(2.95)		(3.01)	—	(2.77)	(2.77)	$11.53
2007	$16.94	(0.12	) (1)	1.79		1.67	—	(1.30)	(1.30)	$17.31
2006	$16.06	(0.07	) (1)	0.95		0.88	—	—	—	$16.94

72 TURNER FUNDS 2010 ANNUAL REPORT

		Total return	Net assets end of period (000)	Ratio of net expenses to average net assets††	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
2010		7.24%	$825	0.69%	0.69%	12.61%	1.31%	201%
2009		(14.88)%	$772	0.69%	0.70%	14.51%	2.10%	241%
2008		(18.76)%	$763	0.69%	0.72%	6.13%	1.54%	181%
2007		15.91%	$835	0.65%	0.65%	5.25%	1.15%	271%
2006	(5)	14.92%†	$580	0.59%	0.59%	7.71%	1.52%	252%
Turner Quantitative Large Cap Value Fund — Investor Class Shares
2010		7.07%	$5	0.90%	0.90%	12.82%	1.10%	201%
2009	(6)	1.67%†	$4	0.89%	0.90%	15.93%	1.18%	241%
Turner Global Opportunities Fund — Institutional Class Shares
2010	(7)	15.20%†	$1,153	1.10%	1.10%	8.33%	(0.31)%	37%
Turner Global Opportunities Fund — Investor Class Shares
2010	(7)	15.00%†	$—	1.56%	1.56%	8.92%	(0.77)%	37%
Turner International Core Growth Fund — Institutional Class Shares
2010		15.88%	$5,019	1.10%	1.10%	3.93%	0.51%	120%
2009		0.71%	$3,848	1.10%	1.10%	5.24%	1.31%	139%
2008		(31.04)%	$3,335	1.10%	1.11%	3.05%	1.10%	245%
2007	(3)	22.10%†	$2,409	1.10%	1.10%	4.63%	0.99%	111%
Turner International Core Growth Fund — Investor Class Shares
2010		15.61%	$110	1.35%	1.35%	4.15%	0.61%	120%
2009	(6)	33.95%†	$—	1.29%	1.29%	5.59%	1.14%	139%
Turner Small Cap Equity Fund — Institutional Class Shares
2010		12.82%	$291	1.20%	1.20%	1.79%	0.52%	189%
2009	(4)	27.17%†	$5,439	1.20%	1.20%	1.59%	0.05%	280%
Turner Small Cap Equity Fund — Investor Class Shares
2010		12.53%	$6,157	1.45%	1.45%	2.04%	0.07%	189%
2009		(14.78)%	$23,660	1.45%	1.45%	1.89%	0.03%	280%
2008		(20.20)%	$24,208	1.45%	1.45%	1.62%	(0.48)%	168%
2007		10.14%	$65,292	1.36%	1.36%	1.59%	(0.70)%	157%
2006		5.48%	$81,340	1.24%	1.24%	1.70%	(0.39)%	143%

*  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains or losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(3)  Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(4)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(5)  Commenced operations on October 10, 2005. All ratios for the period have been annualized.
(6)  Commenced operations on October 31, 2008. All ratios for the period have been annualized.
(7)  Commenced operations on May 7, 2010. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 ANNUAL REPORT 73

NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

September 30, 2010

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirteen active portfolios as of September 30, 2010. The financial statements included herein are those of the Turner Spectrum Fund (the "Spectrum Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund"), the Turner Large Cap Growth Fund (the "Large Cap Growth Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Quantitative Broad Market Equity Fund (the "Quantitative Broad Market Equity Fund"), the Turner Quantitative Large Cap Value Fund (the "Quantitative Large Cap Value Fund"), the Turner Global Opportunities Fund (the "Global Opportunities Fund"), the Turner International Core Growth Fund (the "International Core Growth Fund"), and the Turner Small Cap Equity Fund (the "Small Cap Equity Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Emerging Growth, Small Cap Growth and Small Cap Equity Funds were closed to new investors on March 7, 2000, July 31, 2004 and May 1, 2005, respectively. Effective March 1, 2008 and August 24, 2009, the Small Cap Equity Fund and Small Cap Growth Fund were reopened to new investors and existing shareholders, respectively.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price or ask price, as applicable, from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with

74 TURNER FUNDS 2010 ANNUAL REPORT

respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and approved by the Committee, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Opportunities Fund, International Core Growth Fund and Spectrum Fund use Interactive Data Pricing and Reference Data, Inc. ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Global Opportunities Fund, International Core Growth Fund and Spectrum Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Opportunities Fund, International Core Growth Fund and Spectrum Fund value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds' Administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days or a portion of a day, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market. The guidance established a three-tier heirarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value in accordance with the guidance, during the year ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. For the year ended September 30, 2010, there have been no significant changes to the Funds' fair valuation methodologies. Fair value measurement classifications are summarized in each Fund's Schedule of investments, Schedule of securities sold short or Schedule of open options written. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. For each Fund there were no significant transfers between the levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

TURNER FUNDS 2010 ANNUAL REPORT 75

NOTES TO FINANCIAL STATEMENTS

Securities sold short—As consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions. The Spectrum Fund is the only Fund that engaged in short sales during the year ended September 30, 2010.

Option transactions—As consistent with each Fund's investment objectives, the Funds may write covered call options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). Realized and unrealized gains and losses on written option transactions are shown on the Statement of Operations as net realized gain (loss) on written option contracts and net change in unrealized appreciation (depreciation) on written option contracts, respectively. Realized and unrealized gains and (losses) on purchased options in the Spectrum Fund for the year ended September 30, 2010 were $(607,223) and $(27,213), respectively. Realized and unrealized gains and (losses) on purchased options in the New Enterprise Fund for the year ended September 30, 2010 were $76,445 and $(8,250), respectively. These amounts are shown on the Statement of Operations as net realized gain (loss) from securities sold and net change in unrealized appreciation (depreciation) on investments, respectively.

Foreign currency translation—The books and records of the Spectrum Fund, Global Opportunities Fund and the International Core Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Spectrum Fund, Global Opportunities Fund and the International Core Growth Fund do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and

76 TURNER FUNDS 2010 ANNUAL REPORT

the difference between the amount of the investment income and foreign withholding taxes recorded on the Spectrum Fund, Global Opportunities Fund and the International Core Growth Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Transactions with affiliates:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or Citi Fund Services Ohio, Inc. ("Citi"), the Trust's sub-administrator. Prior to October 1, 2010, SEI Global Funds Services provided sub-adminstration services to the Funds. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Agreement. Prior to October 1, 2010, SEI Investments Distribution Co. provided distribution services to the Funds.

4. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under Administration Agreements with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-Administration Agreement between Turner and Citi, effective October 1, 2010, Citi provides sub-administrative services to the Trust. For the year ended September 30, 2010, SEI Global Funds Services, the Funds' sub-administrator until September 30, 2010, was paid $1,087,904 by Turner.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor twenty-five basis points (0.25%) and the Class C Shares of the Spectrum Fund pay the Distributor seventy-five basis points (0.75%) in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Spectrum Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended September 30, 2010, each Fund earned less than $1,000 of cash management credits to offset transfer agent expenses and therefore amounts less than $500 do not appear on the Statement of Operations. The following represents the unrounded cash management credits earned by each Fund.

Amount
Spectrum Fund	$141
Concentrated Growth Fund	178
Core Growth Fund	348
Emerging Growth Fund	166
Large Cap Growth Fund	171
Midcap Growth Fund	860
New Enterprise Fund	213
Small Cap Growth Fund	132
Quantitative Broad Market Equity Fund	6
Quantitative Large Cap Value Fund	7
Global Opportunities Fund	1
International Core Growth Fund	8
Small Cap Equity Fund	23

5. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Amended and Restated Advisory Agreement dated November 17, 2006, Turner Investment Management LLC, an affiliate of Turner, serves as the investment adviser for the Small Cap Equity Fund.

TURNER FUNDS 2010 ANNUAL REPORT 77

NOTES TO FINANCIAL STATEMENTS

For their services, Turner and Turner Investment Management LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have contractually agreed to waive all or a portion of their fees and to reimburse expenses in order to limit total Fund operating expenses (excluding acquired fund fees and expenses and interest expenses relating to short sales, except for the Spectrum Fund, for which Turner includes acquired fund fees and expenses and interest expenses relating to short sales in its contractual waiver) to a specified percentage of the average daily net assets of each Fund, except the Concentrated Growth Fund and New Enterprise Fund, on an annualized basis through certain dates as disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2011
Investor Class	1.50%	2.20%	January 31, 2011
Class C	1.50%	2.95%	January 31, 2011
Core Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2011
Investor Class	0.60%	0.94%	January 31, 2011
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2011
Investor Class	1.00%	1.40%	January 31, 2011
Large Cap Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2011
Investor Class	0.60%	0.94%	January 31, 2011
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2011
Investor Class	0.75%	1.18%	January 31, 2011
Retirement Class	0.75%	1.43%	January 31, 2011
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2011
Quantitative Broad Market Equity Fund
Institutional Class	0.50%	0.64%	January 31, 2011
Investor Class	0.50%	0.89%	January 31, 2011
Quantitative Large Cap Value Fund
Institutional Class	0.60%	0.69%	January 31, 2011
Investor Class	0.60%	0.94%	January 31, 2011
Global Opportunities Fund
Institutional Class	0.75%	1.10%	May 5, 2011
Investor Class	0.75%	1.35%	May 5, 2011
International Core Growth Fund
Institutional Class	0.85%	1.10%	January 31, 2011
Investor Class	0.85%	1.35%	January 31, 2011
Small Cap Equity Fund
Institutional Class	0.95%	1.20%	January 31, 2011
Investor Class	0.95%	1.45%	January 31, 2011

For the remaining Funds, the Concentrated Growth Fund and the New Enterprise Fund, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee (1.10% for both the Concentrated Growth Fund and the New Enterprise Fund) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees, acquired fund fees and expenses and interest expenses relating to short sales) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

	Base advisory fee	Annual adjustment rate	Benchmark threshold(1)	Other expenses cap
Concentrated Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%
New Enterprise Fund	1.10	+/-0.40	+/-2.50	0.25

(1)  See the Funds' Prospectus and Statement of Additional Information for more information regarding each Fund's performance benchmark.

During the year ended September 30, 2010, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:

	Base adviser fee	Performance adjustment	Net adviser fee before waivers
Concentrated Growth Fund	$451,810	$67,799	$519,609
New Enterprise Fund	274,519	72,912	347,431

6. Redemption fees:

Sales or exchanges out of the Core Growth Fund, New Enterprise Fund, Quantitative Large Cap Value Fund, and the Small Cap Equity Fund within 90 days of purchase are not currently subject to a redemption fee of 2.00%, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee.

78 TURNER FUNDS 2010 ANNUAL REPORT

7. Contingent deferred sales charge (Turner Spectrum Fund, Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to the Spectrum Fund, Class C Shares, redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Spectrum Fund's Class C statutory prospectus.

8. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2010 were as follows (000):

	Purchases (000)	Sales (000)
Spectrum Fund	$1,405,515	$1,252,874
Concentrated Growth Fund	84,808	86,205
Core Growth Fund	1,243,122	1,354,545
Emerging Growth Fund	399,004	445,351
Large Cap Growth Fund	186,143	173,413
Midcap Growth Fund	859,593	1,079,829
New Enterprise Fund	27,697	35,293
Small Cap Growth Fund	232,236	246,430
Quantitative Broad Market Equity Fund	20,424	9,804
Quantitative Large Cap Value Fund	1,592	1,577
Global Opportunities Fund	1,386	383
International Core Growth Fund	5,651	5,221
Small Cap Equity Fund	33,789	57,443

9. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, expired capital loss carryforwards, foreign currency transactions, net operating losses and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2010 (000):

Fund	Undistributed net investment income	Accumulated net realized gain (loss)	Portfolio capital
Spectrum Fund	$1,194	$(507)	$(687)
Concentrated Growth Fund	468	130,598	(131,066)
Core Growth Fund	172	1,321	(1,493)
Emerging Growth Fund	3,867	—	(3,867)
Midcap Growth Fund	4,906	127,079	(131,985)
New Enterprise Fund	344	8,184	(8,528)
Small Cap Growth Fund	1,976	25,178	(27,154)
Global Opportunities Fund	1	1	(2)
International Core Growth Fund	17	(17)	—
Small Cap Equity Fund	(24)	24	—

The tax character of dividends and distributions declared during the years ended September 30, 2010 and September 30 2009 were as follows (000):

	Ordinary income	Long-term capital gain	Return of capital	Total
Spectrum Fund
2010	$142	$—	$—	$142
2009	—	—	—	—
Concentrated Growth Fund
2010	$120	$—	$1	$121
2009	—	—	—	—-
Core Growth Fund
2010	$2,287	$—	$—	$2,287
2009	2,308	—	—	2,308
Emerging Growth Fund
2010	$—	$—	$—	$—
2009	—	12,445	—	12,445
Large Cap Growth Fund
2010	$295	$—	$—	$295
2009	98	—	—	98
New Enterprise Fund
2010	$22	$—	$1	$23
2009	—	—	—	—
Quantitative Broad Market Equity Fund
2010	$7	$—	$—	$7
2009	4	—	—	4
Quantitative Large Cap Value Fund
2010	$13	$—	$—	$13
2009	14	—	—	14
International Core Growth Fund
2010	$59	$—	$—	$59
2009	42	—	—	42
Small Cap Equity Fund
2010	$—	$—	$—	$—
2009	17	—	—	17

TURNER FUNDS 2010 ANNUAL REPORT 79

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Capital loss carryforward	Post- October losses	Post- October currency losses	Unrealized appreciation	Other temporary differences	Total distributable earnings (accumulated losses)
Spectrum Fund	$—	$(37)	$(2,435)	$(129)	$1,847	$—	$(754)
Concentrated Growth Fund	—	(40,745)	—	—	7,810	—	(32,935)
Core Growth Fund	540	(266,157)	—	—	99,559	—	(166,058)
Emerging Growth Fund	—	(86,022)	—	—	104,308	—	18,286
Large Cap Growth Fund	154	(27,427)	—	—	19,641	—	(7,632)
Midcap Growth Fund	—	(361,471)	—	—	259,260	—	(102,211)
New Enterprise Fund	—	(20,717)	—	—	6,534	—	(14,183)
Small Cap Growth Fund	—	(70,467)	—	—	64,560	—	(5,907)
Quantitative Broad Market Equity Fund	67	(177)	(467)	—	202	—	(375)
Quantitative Large Cap Value Fund	8	(277)	—	—	67	—	(202)
Global Opportunities Fund	—	—	(4)	—	159	—	155
International Core Growth Fund	49	(1,165)	—	(3)	753	—	(366)
Small Cap Equity Fund	22	(7,648)	—	—	1,209	31	(6,386)

Post-October losses represent losses realized on investment transactions from November 1, 2009 through September 30, 2010 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

	Expiring September 30,
	2011	2013	2014	2015	2016	2017	2018	Total
Spectrum Fund	$—	$—	$—	$—	$—	$—	$37	$37
Concentrated Growth Fund	12,850	—	—	—	172	—	27,723	40,745
Core Growth Fund	318	—	200	827	—	175,370	89,442	266,157
Emerging Growth Fund	—	—	—	—	—	41,623	44,399	86,022
Large Cap Growth Fund	11,642	—	—	—	61	—	15,724	27,427
Midcap Growth Fund	129,499	—	—	—	—	142,386	89,586	361,471
New Enterprise Fund	385	247	—	—	—	17,695	2,390	20,717
Small Cap Growth Fund	25,994	—	—	—	—	27,970	16,503	70,467
Quantitative Broad Market Equity Fund	—	—	—	—	—	48	129	177
Quantitative Large Cap Value Fund	—	—	—	—	—	155	122	277
International Core Growth Fund	—	—	—	—	—	1,089	76	1,165
Small Cap Equity Fund	—	—	—	—	—	501	7,147	7,648

80 TURNER FUNDS 2010 ANNUAL REPORT

At September 30, 2010, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Fund, excluding securities sold short and written options, were as follows (000):

Fund	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
Spectrum Fund	$198,045	$10,024	$(6,457)	$3,567
Concentrated Growth Fund	33,153	8,658	(848)	7,810
Core Growth Fund	454,788	106,003	(6,444)	99,559
Emerging Growth Fund	353,204	113,919	(9,611)	104,308
Large Cap Growth Fund	103,893	21,450	(1,809)	19,641
Midcap Growth Fund	739,263	267,527	(8,267)	259,260
New Enterprise Fund	18,116	6,643	(109)	6,534
Small Cap Growth Fund	249,992	67,555	(2,995)	64,560
Quantitative Broad Market Equity Fund	10,621	537	(335)	202
Quantitative Large Cap Value Fund	762	80	(13)	67
Global Opportunities Fund	999	172	(13)	159
International Core Growth Fund	4,317	848	(95)	753
Small Cap Equity Fund	5,347	1,271	(62)	1,209

Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years and has concluded that as of September 30, 2010, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

10. Concentrations/risks:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

11. Loans of portfolio securities:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

12. Derivative contracts:

Written Options—A summary of option contracts written during the year ended September 30, 2010 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of year	28	$—
Options written	19,376	1,537
Options canceled in a closing purchase transaction	(15,504)	(1,223)
Options exercised	(101)	(11)
Options expired	(1,070)	(63)
Options outstanding at end of year	2,729	$240

TURNER FUNDS 2010 ANNUAL REPORT 81

NOTES TO FINANCIAL STATEMENTS

13. In-kind transactions:

During the year ended September 30, 2009, the Midcap Growth Fund distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Midcap Growth Fund's holdings based on shares outstanding. The value of the redemptions were as follows:

Date	Redemption	Securities	Cash	Realized loss	Fund shares redeemed
12/22/08	$8,209,938	$8,167,796	$42,142	$3,254,486	458,074
7/10/09	27,614,859	27,356,692	258,167	4,717,568	1,386,984

During the year ended September 30, 2010, the Core Growth Fund distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Core Growth Fund's holdings based on shares outstanding. The value of the redemption was as follows:

Date	Redemption	Securities	Cash	Realized loss	Fund shares redeemed
11/9/09	$15,554,214	$15,292,016	$262,198	$1,492,642	1,518,966

These transactions were completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and its shareholders.

14. Subsequent events:

On November 19, 2010, the Board of Trustees approved an agreement and plan of reorganization (the "Plan") pursuant to which the assets and known liabilities of the Large Cap Growth Fund would be transferred to the Core Growth Fund. The Large Cap Growth Fund will be closed to new investors beginning February 1, 2011. Effective January 31, 2011, the Core Growth Fund will be renamed Turner Large Growth Fund. The Plan requires the approval of the shareholders of the Large Cap Growth Fund and will be submitted to the shareholders for their consideration at a meeting to be held in March 2011.

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2010.

82 TURNER FUNDS 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Turner Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Turner Spectrum Fund, Turner Concentrated Growth Fund, Turner Core Growth Fund, Turner Emerging Growth Fund, Turner Large Cap Growth Fund, Turner Midcap Growth Fund, Turner New Enterprise Fund, Turner Small Cap Growth Fund, Turner Quantitative Broad Market Equity Fund, Turner Quantitative Large Cap Value Fund, Turner Global Opportunities Fund, Turner International Core Growth Fund, and Turner Small Cap Equity Fund, (collectively, the Funds), as of September 30, 2010, and the related statements of operations for the year or period then ended, the changes in net assets for each of the years or periods in the two-year period then ended, the statement of cash flows for the year then ended for the Turner Spectrum Fund and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2010, the results of their operations, the changes in their net assets and the cash flows for the Turner Spectrum Fund, and the financial highlights for the years or periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 29, 2010

TURNER FUNDS 2010 ANNUAL REPORT 83

NOTICE TO SHAREHOLDERS  (Unaudited)

For shareholders that do not have a September 30th, 2010 tax year end, this notice is for informational purposes only. For shareholders with a September 30th, 2010 year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended September 30th, 2010, each portfolio is designating the following items with regard to distributions paid during the year.

	Long term capital gain distribution	Ordinary income distributions	Total distributions	Dividends qualifying for corporate dividends receivable deduction(1)	Qualifying dividend income(2)	Qualifying interest income(3)	Qualifying short-term capital gain(4)
Turner Spectrum Fund	0.00%	100.00%	100.00%	1.65%	1.49%	0.00%	100.00%
Turner Concentrated Growth Fund	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%
Turner Core Growth Fund	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%
Turner Emerging Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner Large Cap Growth Fund	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%
Turner Midcap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner New Enterprise Fund	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%
Turner Small Cap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner Quantitative Broad Market Equity Fund	0.00%	100.00%	100.00%	100.00%	99.10%	0.00%	0.00%
Turner Quantitative Large Cap Value Fund	0.00%	100.00%	100.00%	100.00%	100.00%	0.03%	0.00%
Turner Global Opportunities Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner International Core Growth Fund*	0.00%	100.00%	100.00%	3.00%	100.00%	0.00%	0.00%
Turner Small Cap Equity Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distribuions". It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for tax years beginning after December 31, 2009.

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for tax years beginning after December 31, 2009.

*  The Turner International Core Growth Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2010 the total amount of foreign source income is $35,638. The total amount of foreign tax paid is $6,688. Your allocable share of the foreign tax credit will be reported on Form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the Shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

84 TURNER FUNDS 2010 ANNUAL REPORT

TRUSTEES AND OFFICERS OF THE TRUST

Name, address and age(1)	Position held with Trust and length of service(2)	Principal occupation(s) during past 5 years	Number of portfolios in complex overseen by trustee	Other directorships held
Interested Trustee*

Thomas R. Trala, Jr. (44)	Trustee (since 2010); President (since 2004)	Executive Managing Director (since 2010) and Chief Operating Officer (since 2004), Turner.	13	None

* Mr. Trala is deemed to be an "Interested Trustee" by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato (52)	Chairman of the Board (since 2004); Trustee (since 1996)	Chief Investment Officer & Treasurer, Thomas Jefferson University (since 2003) Treasurer since 1995.	13	None

Janet F. Sansone (65)	Trustee (since 1997)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (1999-2007).	13	None

John T. Wholihan (72)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	13	None

Executive Officers

Michael Lawson(3) SEI One Freedom Valley Drive, Oaks, PA 19456 (49)	Controller and Chief Financial Officer (since 2005)	Director, Fund Accounting, SEI Investments (since 2005); Manager, Fund Accounting (since 1998).	N/A	N/A

Brian F. McNally (52)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004), Turner.	N/A	Director, Turner Funds Plc, an Ireland-based UCIT fund family (since August 2008).

Calvin Fisher (37)	Vice-President and Assistant Secretary (since 2006)	Director – Mutual Fund Administration and Compliance (since 2005); Manager, Mutual Fund Administration (since 2001), Turner.	N/A	N/A

(1)  Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2)  Each Trustee serves until his or her respective successor has been duly elected and qualified. Each officer serves a one-year term.

(3)  Effective December 15, 2010, Ty S. Edwards, Senior Vice President, Financial Services, Citi Fund Services, shall replace Mr. Lawson as Controller and Chief Financial Officer of the Trust. Mr. Edwards was elected by the Board of Trustees on September 10, 2010.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1.800.224.6312.

TURNER FUNDS 2010 ANNUAL REPORT 85

DISCLOSURE OF FUND EXPENSES  (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios	Expenses Paid During Period*
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$978.30	1.91%	$9.47
Hypothetical 5% Return	1,000.00	1,015.49	1.91	9.65
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	977.30	2.17	10.76
Hypothetical 5% Return	1,000.00	1,014.19	2.17	10.96
Turner Spectrum Fund — Class C Shares
Actual Fund Return	1,000.00	973.70	2.92	14.45
Hypothetical 5% Return	1,000.00	1,010.43	2.92	14.72
Turner Concentrated Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,004.50	1.41	7.09
Hypothetical 5% Return	1,000.00	1,018.00	1.41	7.13
Turner Core Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	966.10	0.69	3.40
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios	Expenses Paid During Period*
Turner Core Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$965.00	0.94%	$4.63
Hypothetical 5% Return	1,000.00	1,020.36	0.94	4.76
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	985.90	1.15	5.73
Hypothetical 5% Return	1,000.00	1,019.30	1.15	5.82
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	984.40	1.40	6.96
Hypothetical 5% Return	1,000.00	1,018.05	1.40	7.08
Turner Large Cap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	987.80	0.69	3.44
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
Turner Large Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	985.70	0.94	4.68
Hypothetical 5% Return	1,000.00	1,020.36	0.94	4.76

86 TURNER FUNDS 2010 ANNUAL REPORT

DISCLOSURE OF FUND EXPENSES  (Unaudited)

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios	Expenses Paid During Period*
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$999.00	0.93%	$4.66
Hypothetical 5% Return	1,000.00	1,020.41	0.93	4.71
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	998.00	1.18	5.91
Hypothetical 5% Return	1,000.00	1,019.15	1.18	5.97
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	996.90	1.43	7.16
Hypothetical 5% Return	1,000.00	1,017.90	1.43	7.23
Turner New Enterprise Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,024.80	1.71	8.68
Hypothetical 5% Return	1,000.00	1,016.50	1.71	8.64
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,015.80	1.25	6.32
Hypothetical 5% Return	1,000.00	1,018.80	1.25	6.33
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	959.10	0.64	3.14
Hypothetical 5% Return	1,000.00	1,021.86	0.64	3.24
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	956.90	0.89	4.37
Hypothetical 5% Return	1,000.00	1,020.61	0.89	4.51
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
Actual Fund Return	1,000.00	968.00	0.69	3.40
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios	Expenses Paid During Period*
Turner Quantitative Large Cap Value Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$966.70	0.90%	$4.44
Hypothetical 5% Return	1,000.00	1,020.56	0.90	4.56
Turner Global Opportunities Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,152.00	1.10	4.67	**
Hypothetical 5% Return	1,000.00	1,019.55	1.10	5.57
Turner Global Opportunities Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,150.00	1.56	6.62	**
Hypothetical 5% Return	1,000.00	1,017.25	1.56	7.89
Turner International Core Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,044.40	1.10	5.64
Hypothetical 5% Return	1,000.00	1,019.55	1.10	5.57
Turner International Core Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,043.30	1.35	6.92
Hypothetical 5% Return	1,000.00	1,018.30	1.35	6.83
Turner Small Cap Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,018.40	1.20	6.07
Hypothetical 5% Return	1,000.00	1,019.05	1.20	6.07
Turner Small Cap Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,016.60	1.45	7.33
Hypothetical 5% Return	1,000.00	1,017.80	1.45	7.33

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 4/1/10 - 9/30/10.)

  **  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 144/365 (to reflect the period from inception to date, 5/7/10 - 9/30/10.)

TURNER FUNDS 2010 ANNUAL REPORT 87

Turner Funds

Turner Funds' trustees

Alfred C. Salvato

Chief Investment Officer & Treasurer
Thomas Jefferson University

Janet F. Sansone

Chief Management Officer
Office of The Public Printer of the United States

Thomas R. Trala, Jr.

Executive Managing Director &
Chief Operating Officer
Turner Investment Partners, Inc.

Dr. John T. Wholihan

Professor, Dean Emeritus, College of Business
Loyola Marymount University

Investment advisers

Turner Investment Partners, Inc.

Turner Investment Management LLC

Berwyn, Pennsylvania

Distributor

Foreside Fund Services, LLC

Portland, Maine

Administrator

Turner Investment Partners, Inc.

Berwyn, Pennsylvania

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com; (ii) on the Commission's website at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

88 TURNER FUNDS 2010 ANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-AR-002-0307

Item 2.     Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer.

Item 3.     Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board’s Audit Committee does not have an “audit committee financial expert,” as the Securities and Exchange Commission has defined that term.  After carefully considering all of the factors involved in the definition of “audit committee financial expert,” the Board determined that none of the members of the audit committee possessed all five attributes in the definition, although some members of the Audit Committees possessed some of the attributes.  The Board also determined that the Audit Committee members have general financial expertise, and given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4.     Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) Related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

	2010			2009
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees (1)	$246,250	N/A	N/A	$236,000	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees (2)	$79,600	N/A	N/A	$76,150	N/A	N/A
(d) All Other Fees (3)	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)         Audit fees include fees related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)         Tax fees consist of tax compliance services for the Trust.  These services primarily included review of federal income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(3)         All Other Fees consist of fees for services provided in connection with an assessment of the advisor’s anti-money laundering program.

(e)(1)      The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)      Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2010	2009
Audit-Related Fees	0.00%	0.00%
Tax Fees	0.00%	0.00%
All Other Fees	0.00%	0.00%

(f)            Not applicable.

(g)           The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $79,600 and $76,150 for 2010 and 2009, respectively, as described above.

(h)           The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date: December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date: December 8, 2010

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Controller and CFO

Date: December 8, 2010